UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3568

MANAGED ASSETS TRUST
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800) 451-2010

Date of fiscal year end:  DECEMBER 31
Date of reporting period: JUNE 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

     The SEMI-ANNUAL Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT
JUNE 30, 2003

                                                              [UMBRELLA ART TOP]

                          [UMBRELLA ART BOTTOM]
                  MANAGED ASSETS TRUST
                  HIGH YIELD BOND TRUST
                  CAPITAL APPRECIATION FUND
                  MONEY MARKET PORTFOLIO
                  THE TRAVELERS SERIES TRUST:

                  U.S. GOVERNMENT SECURITIES PORTFOLIO
                  SOCIAL AWARENESS STOCK PORTFOLIO
                  PIONEER FUND PORTFOLIO

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

SEMI-ANNUAL REPORT FOR MANAGED ASSETS TRUST, HIGH YIELD BOND TRUST, CAPITAL APPRECIATION FUND, MONEY MARKET PORTFOLIO AND THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

Letter from the Chairman....................................    1
MANAGED ASSETS TRUST, HIGH YIELD BOND TRUST, CAPITAL
APPRECIATION FUND AND MONEY MARKET PORTFOLIO:
Schedules of Investments:
      Managed Assets Trust..................................    2
      High Yield Bond Trust.................................   14
      Capital Appreciation Fund.............................   23
      Money Market Portfolio................................   25
Statements of Assets and Liabilities........................   27
Statements of Operations....................................   28
Statements of Changes in Net Assets.........................   29
Notes to Financial Statements...............................   31
Financial Highlights........................................   35
THE TRAVELERS SERIES TRUST:
Schedules of Investments:
      U.S. Government Securities Portfolio..................   37
      Social Awareness Stock Portfolio......................   39
      Pioneer Fund Portfolio................................   43
Statements of Assets and Liabilities........................   48
Statements of Operations....................................   49
Statements of Changes in Net Assets.........................   50
Notes to Financial Statements...............................   52
Financial Highlights........................................   55
Additional Information......................................   57

SEMI-ANNUAL REPORT FOR MANAGED ASSETS TRUST, HIGH YIELD BOND TRUST, CAPITAL APPRECIATION FUND, MONEY MARKET PORTFOLIO AND THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                           [R. JAY GERKEN PHOTO]

                                                        R. JAY GERKEN, CFA
                                                        Chairman, President and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

Please note that the Utilities Portfolio has changed its name to Pioneer Fund Portfolio and modified its investment objective and strategy. Now sub-advised by Pioneer Investment Management, Inc., the Fund's revised investment objective is to seek reasonable income and capital growth and it invests substantially in equity securities, primarily those of U.S. issuers.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 24, 2003

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED)                              JUNE 30, 2003

                              MANAGED ASSETS TRUST

       SHARES                                      SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCK -- 57.5%
-----------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.4%
          33,249         The Boeing Co. .............................................    $  1,141,106
           3,187         Goodrich Corp. .............................................          66,927
          10,625         Lockheed Martin Corp. ......................................         505,431
             809         Northrop Grumman Corp. .....................................          69,809
          22,184         Raytheon Co. ...............................................         728,523
          15,694         United Technologies Corp. ..................................       1,111,606
-----------------------------------------------------------------------------------------------------
                                                                                            3,623,402
-----------------------------------------------------------------------------------------------------
AIR FREIGHT AND COURIERS -- 0.5%
          19,243         United Parcel Service, Inc., Class B Shares.................       1,225,779
-----------------------------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.0%
           4,633         Dana Corp. .................................................          53,557
-----------------------------------------------------------------------------------------------------
AUTOMOBILES -- 0.4%
          27,387         Ford Motor Co. .............................................         300,983
          22,840         General Motors Corp. .......................................         822,240
-----------------------------------------------------------------------------------------------------
                                                                                            1,123,223
-----------------------------------------------------------------------------------------------------
BANKS -- 4.3%
          33,449         Bank of America Corp. ......................................       2,643,474
           6,537         Bank One Corp. .............................................         243,046
          12,321         BB&T Corp. .................................................         422,610
           5,684         Commerce Bancorp, Inc. .....................................         210,876
              69         First Tennessee National Corp. .............................           3,030
          23,462         FleetBoston Financial Corp. ................................         697,056
           9,230         Golden West Financial Corp. ................................         738,492
           8,192         HSBC Holdings PLC...........................................         484,229
           3,912         Marshall & Ilsley Corp. ....................................         119,629
           7,072         Mellon Financial Corp. .....................................         196,248
          17,713         National City Corp. ........................................         579,392
           4,400         Regions Financial Corp. ....................................         148,632
          25,845         U.S. Bancorp................................................         633,203
          37,249         Wachovia Corp. .............................................       1,488,470
          18,005         Washington Mutual, Inc. ....................................         743,607
          36,111         Wells Fargo & Co. ..........................................       1,819,994
           3,656         Zion Bancorporation.........................................         185,030
-----------------------------------------------------------------------------------------------------
                                                                                           11,357,018
-----------------------------------------------------------------------------------------------------
BEVERAGES -- 1.6%
          19,888         Anheuser-Busch Co., Inc. ...................................       1,015,282
          30,833         The Coca-Cola Co. ..........................................       1,430,960
           7,994         Coca-Cola Enterprises Inc. .................................         145,091
          34,384         PepsiCo, Inc. ..............................................       1,530,088
-----------------------------------------------------------------------------------------------------
                                                                                            4,121,421
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 2

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                              MANAGED ASSETS TRUST

       SHARES                                      SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.4%
          31,241         Amgen, Inc.+................................................    $  2,075,652
           9,761         Biogen, Inc.+...............................................         370,918
          10,432         Chiron Corp.+...............................................         456,087
          10,032         Genzyme Corp. -- General Division+..........................         419,338
          12,992         MedImmune, Inc.+............................................         472,519
-----------------------------------------------------------------------------------------------------
                                                                                            3,794,514
-----------------------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
          12,565         Masco Corp. ................................................         299,675
-----------------------------------------------------------------------------------------------------
CHEMICALS -- 0.9%
           3,835         Air Products & Chemicals, Inc. .............................         159,536
          15,042         The Dow Chemical Co. .......................................         465,700
          16,422         E.I. du Pont de Nemours & Co. ..............................         683,812
           3,800         Eastman Chemical Co. .......................................         120,346
          17,589         International Flavors & Fragrances, Inc. ...................         561,617
           3,610         Monsanto Co. ...............................................          78,120
           3,020         PPG Industries, Inc. .......................................         153,235
           2,600         Praxair, Inc. ..............................................         156,260
           3,500         Rohm & Hass Co. ............................................         108,605
-----------------------------------------------------------------------------------------------------
                                                                                            2,487,231
-----------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 0.4%
           4,600         Avery Dennison Corp. .......................................         230,920
          18,666         Cendant Corp.+..............................................         341,961
           6,050         Paychex, Inc. ..............................................         177,325
          11,907         Total System Services, Inc. ................................         265,526
-----------------------------------------------------------------------------------------------------
                                                                                            1,015,732
-----------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.9%
          88,509         Avaya Inc.+.................................................         571,768
         144,058         Cisco Systems, Inc.+........................................       2,404,328
          29,606         Comverse Technology, Inc.+..................................         444,978
          62,154         Motorola, Inc. .............................................         586,112
          18,526         QUALCOMM, Inc. .............................................         662,305
          17,927         Scientific-Atlanta, Inc. ...................................         427,380
-----------------------------------------------------------------------------------------------------
                                                                                            5,096,871
-----------------------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 2.2%
          50,852         Dell Computer Corp.+++......................................       1,625,230
          22,555         EMC Corp.+..................................................         236,151
          52,352         Hewlett-Packard Co. ........................................       1,115,098
          29,505         International Business Machines Corp. ......................       2,434,162
          81,792         Sun Microsystems, Inc.+.....................................         376,243
-----------------------------------------------------------------------------------------------------
                                                                                            5,786,884
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                              MANAGED ASSETS TRUST

       SHARES                                      SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.1%
           3,858         Ball Corp. .................................................    $    175,578
           2,326         Sealed Air Corp.+...........................................         110,857
-----------------------------------------------------------------------------------------------------
                                                                                              286,435
-----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 4.4%
          37,820         American Express Co. (a)(b).................................       1,581,254
           4,172         The Bear Stearns Cos. Inc. .................................         302,136
           8,341         Capital One Financial Corp. ................................         410,210
          40,831         The Charles Schwab Corp. ...................................         411,985
          10,264         Countrywide Credit Industries, Inc. ........................         714,066
          23,134         Fannie Mae..................................................       1,560,157
           7,705         Freddie Mac.................................................         391,183
          10,528         The Goldman Sachs Group, Inc. ..............................         881,720
          27,806         J.P. Morgan Chase & Co. ....................................         950,409
          38,983         MBNA Corp. .................................................         812,406
          26,445         Merrill Lynch & Co., Inc. ..................................       1,234,453
          23,469         Morgan Stanley..............................................       1,003,300
          17,537         Principal Financial Group, Inc. ............................         565,568
          21,880         Providian Financial Corp.+..................................         202,609
          18,831         SLM Corp. ..................................................         737,610
-----------------------------------------------------------------------------------------------------
                                                                                           11,759,066
-----------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.5%
          41,464         AT&T Corp. .................................................         798,182
          11,500         BellSouth Corp. ............................................         306,245
          19,758         CenturyTel, Inc. ...........................................         688,566
          34,041         SBC Communications, Inc. ...................................         869,748
          35,196         Verizon Communications Inc. ................................       1,388,482
-----------------------------------------------------------------------------------------------------
                                                                                            4,051,223
-----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.3%
           9,729         Dominion Resources, Inc. ...................................         625,283
          16,862         Edison International+.......................................         277,043
          14,015         Entergy Corp. ..............................................         739,712
          15,216         Exelon Corp. ...............................................         910,069
          14,935         Public Service Enterprise Group Inc. .......................         631,004
           9,894         The Southern Co. ...........................................         308,297
-----------------------------------------------------------------------------------------------------
                                                                                            3,491,408
-----------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
          18,522         American Power Conversion Corp. ............................         288,758
           4,685         Emerson Electric Co. .......................................         239,403
          15,248         Molex, Inc. ................................................         411,544
           5,804         Thomas & Betts Corp.+.......................................          83,868
-----------------------------------------------------------------------------------------------------
                                                                                            1,023,573
-----------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.1%
          15,716         PerkinElmer, Inc. ..........................................         217,038
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                              MANAGED ASSETS TRUST

       SHARES                                      SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 0.5%
           6,020         Baker Hughes, Inc. .........................................    $    202,091
          17,893         Halliburton Co. ............................................         411,539
           8,938         Schlumberger Ltd. ..........................................         425,181
           7,657         Transocean Inc.+............................................         168,224
-----------------------------------------------------------------------------------------------------
                                                                                            1,207,035
-----------------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.6%
           4,795         Dean Foods Co.+.............................................         151,043
          18,212         General Mills, Inc. ........................................         863,431
          12,598         Kellogg Co. ................................................         432,993
           6,333         McCormick & Co., Inc. ......................................         172,258
-----------------------------------------------------------------------------------------------------
                                                                                            1,619,725
-----------------------------------------------------------------------------------------------------
GAS UTILITIES -- 0.2%
          16,388         National Fuel Gas Co. ......................................         426,907
-----------------------------------------------------------------------------------------------------
HEALTHCARE - EQUIPMENT AND SUPPLIES -- 1.3%
          15,458         Bausch & Lomb, Inc. ........................................         579,675
          15,471         Becton Dickinson & Co. .....................................         601,048
          18,748         Boston Scientific Corp.+....................................       1,145,503
          10,893         Medtronic, Inc. ............................................         522,537
          12,602         St. Jude Medical, Inc.+.....................................         724,615
-----------------------------------------------------------------------------------------------------
                                                                                            3,573,378
-----------------------------------------------------------------------------------------------------
HEALTHCARE - PROVIDERS AND SERVICES -- 1.2%
          14,424         AETNA, Inc. ................................................         868,325
           7,928         Anthem, Inc.+...............................................         611,645
          12,370         CIGNA Corp. ................................................         580,648
          22,062         Quintiles Transnational Corp.+..............................         313,060
          10,762         UnitedHealth Group Inc. ....................................         540,791
           2,473         WellPoint Health Networks, Inc.+............................         208,474
-----------------------------------------------------------------------------------------------------
                                                                                            3,122,943
-----------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 0.4%
           1,537         International Game Technology...............................         157,281
           9,078         Marriott International Inc., Class A Shares.................         348,777
          30,670         McDonald's Corp. ...........................................         676,580
-----------------------------------------------------------------------------------------------------
                                                                                            1,182,638
-----------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.4%
           4,979         Black & Decker Corp. .......................................         216,338
          13,380         Fortune Brands, Inc. .......................................         698,436
           1,600         KB HOME.....................................................          99,168
           1,554         Pulte Homes, Inc. ..........................................          95,820
-----------------------------------------------------------------------------------------------------
                                                                                            1,109,762
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                              MANAGED ASSETS TRUST

       SHARES                                      SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.5%
          16,138         Colgate-Palmolive Co. ......................................    $    935,197
          15,505         Kimberly-Clark Corp.+.......................................         808,431
          25,682         The Procter & Gamble Co. ...................................       2,290,321
-----------------------------------------------------------------------------------------------------
                                                                                            4,033,949
-----------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.5%
           6,004         3M Co. .....................................................         774,396
         179,878         General Electric Co. .......................................       5,158,901
          35,733         Tyco International Ltd. ....................................         678,212
-----------------------------------------------------------------------------------------------------
                                                                                            6,611,509
-----------------------------------------------------------------------------------------------------
INSURANCE -- 2.7%
           9,150         AFLAC, Inc. ................................................         281,362
          25,368         Allstate Corp. .............................................         904,369
          12,134         Ambac Financial Group, Inc. ................................         803,877
          41,323         American International Group, Inc. .........................       2,280,203
          11,365         The Chubb Corp. ............................................         681,900
           6,383         MBIA, Inc. .................................................         311,171
           6,675         MetLife, Inc. ..............................................         189,036
           6,337         MGIC Investment Corp. ......................................         295,558
           9,174         The Progressive Corp. ......................................         670,619
          10,246         Prudential Financial, Inc. .................................         344,778
           2,286         SAFECO Corp. ...............................................          80,650
          10,464         Torchmark Corp. ............................................         389,784
-----------------------------------------------------------------------------------------------------
                                                                                            7,233,307
-----------------------------------------------------------------------------------------------------
INTERNET AND CATALOG RETAIL -- 0.4%
          10,132         eBay Inc.+..................................................       1,055,552
-----------------------------------------------------------------------------------------------------
INTERNET SOFTWARE AND SERVICES -- 0.2%
          13,019         Yahoo! Inc.+................................................         426,502
-----------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT AND PRODUCTS -- 0.3%
          25,083         Hasbro, Inc. ...............................................         438,702
          24,471         Mattel, Inc. ...............................................         462,991
-----------------------------------------------------------------------------------------------------
                                                                                              901,693
-----------------------------------------------------------------------------------------------------
MACHINERY -- 0.6%
           6,388         Deere & Co. ................................................         291,932
           7,776         Eaton Corp. ................................................         611,271
           9,831         Ingersoll-Rand Co. .........................................         465,203
           1,728         ITT Industries, Inc. .......................................         113,115
           2,830         PACCAR Inc. ................................................         191,195
-----------------------------------------------------------------------------------------------------
                                                                                            1,672,716
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                              MANAGED ASSETS TRUST

       SHARES                                      SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
MEDIA -- 2.6%
          77,413         AOL Time Warner, Inc.+......................................    $  1,245,575
          49,503         Comcast Corp., Class A Shares+..............................       1,494,001
          13,506         Emmis Communications Corp.+.................................         309,963
          20,086         Fox Entertainment Group Inc., Class A Shares+...............         578,075
           1,377         Gannett Co., Inc. ..........................................         105,767
          10,490         Interactive Corp. ..........................................         415,089
           3,396         Meredith Corp. .............................................         149,424
          16,335         Tribune Co. ................................................         788,981
          37,342         Viacom Inc., Class B Shares+................................       1,630,352
          11,516         The Walt Disney Co. ........................................         227,441
-----------------------------------------------------------------------------------------------------
                                                                                            6,944,668
-----------------------------------------------------------------------------------------------------
METALS AND MINING -- 0.3%
          15,940         Alcoa Inc. .................................................         406,470
           7,010         Newmont Mining Corp. .......................................         227,545
           2,270         Nucor Corp. ................................................         110,889
-----------------------------------------------------------------------------------------------------
                                                                                              744,904
-----------------------------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.2%
          14,998         CenterPoint Energy, Inc. ...................................         122,234
          13,004         Questar Corp. ..............................................         435,244
-----------------------------------------------------------------------------------------------------
                                                                                              557,478
-----------------------------------------------------------------------------------------------------
MULTILINE RETAIL -- 2.2%
          25,075         Dollar General Corp. .......................................         457,869
           6,547         J.C. Penney Co., Inc. ......................................         110,317
           6,349         Kohl's Corp.+...............................................         326,212
          11,647         Sears Roebuck & Co. ........................................         391,805
          14,085         Target Corp. ...............................................         532,976
          76,260         Wal-Mart Stores Inc. .......................................       4,092,874
-----------------------------------------------------------------------------------------------------
                                                                                            5,912,053
-----------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
          23,088         Xerox Corp.+................................................         244,502
-----------------------------------------------------------------------------------------------------
OIL AND GAS -- 3.0%
           1,835         Amerada Hess Corp. .........................................          90,245
           5,200         Anadarko Petroleum Corp. ...................................         231,244
           3,234         Apache Corp. ...............................................         210,404
           7,500         Burlington Resources, Inc. .................................         405,525
          18,414         ChevronTexaco Corp. ........................................       1,329,491
          11,958         ConocoPhillips..............................................         655,298
           2,798         Devon Energy Corp. .........................................         149,413
         119,802         Exxon Mobil Corp. ..........................................       4,302,090
           6,224         Marathon Oil Corp. .........................................         164,002
           6,700         Occidental Petroleum Corp. .................................         224,785
           7,200         Unocal Corp. ...............................................         206,568
-----------------------------------------------------------------------------------------------------
                                                                                            7,969,065
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                              MANAGED ASSETS TRUST

       SHARES                                      SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.1%
           6,300         Georgia Pacific Corp. ......................................    $    119,385
           3,635         Weyerhaeuser Co. ...........................................         196,290
-----------------------------------------------------------------------------------------------------
                                                                                              315,675
-----------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.1%
           4,735         Alberto Culver Co., Class B Shares..........................         241,958
           1,561         The Gillette Co. ...........................................          49,733
-----------------------------------------------------------------------------------------------------
                                                                                              291,691
-----------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 5.1%
          15,033         Abbott Laboratories.........................................         657,844
          32,103         Bristol-Myers Squibb Co. ...................................         871,596
          15,248         Eli Lilly & Co. ............................................       1,051,655
          52,707         Johnson & Johnson...........................................       2,724,952
          40,009         Merck & Co. Inc. ...........................................       2,422,545
         140,350         Pfizer Inc. ................................................       4,792,953
          15,357         Schering-Plough Corp. ......................................         285,640
          19,440         Wyeth.......................................................         885,492
-----------------------------------------------------------------------------------------------------
                                                                                           13,692,677
-----------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
           8,403         Equity Office Properties Trust..............................         226,965
           6,066         Equity Residential Properties Trust.........................         157,413
-----------------------------------------------------------------------------------------------------
                                                                                              384,378
-----------------------------------------------------------------------------------------------------
ROAD AND RAIL -- 0.2%
           6,405         Burlington Northern Santa Fe Corp. .........................         182,158
          20,450         Norfolk Southern Corp. .....................................         392,640
-----------------------------------------------------------------------------------------------------
                                                                                              574,798
-----------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 2.3%
          19,981         Altera Corp.+...............................................         327,688
          17,549         Analog Devices, Inc.+.......................................         611,056
          89,950         Applied Micro Circuits Corp.+...............................         544,197
          99,054         Intel Corp. ................................................       2,058,738
          10,758         KLA-Tencor Corp.+...........................................         500,139
           5,688         Linear Technology Corp. ....................................         183,210
          36,516         Micron Technology, Inc.+....................................         424,681
          15,174         National Semiconductor Corp.+...............................         299,231
          21,049         NVIDIA Corp.+...............................................         484,337
           4,012         QLogic Corp.+...............................................         193,900
          22,785         Texas Instruments Inc. .....................................         401,016
-----------------------------------------------------------------------------------------------------
                                                                                            6,028,193
-----------------------------------------------------------------------------------------------------
SOFTWARE -- 2.7%
          21,468         Citrix Systems, Inc.+.......................................         437,088
          26,453         Computer Associates International, Inc. ....................         589,373
           2,443         Electronic Arts Inc.+.......................................         180,758
           3,659         Intuit Inc.+................................................         162,935

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                              MANAGED ASSETS TRUST

       SHARES                                      SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
SOFTWARE -- 2.7% (CONTINUED)
         185,393         Microsoft Corp. ............................................    $  4,747,915
          80,978         Oracle Corp.+...............................................         973,356
-----------------------------------------------------------------------------------------------------
                                                                                            7,091,425
-----------------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.5%
          11,079         Best Buy Co., Inc.+.........................................         486,590
          46,733         The Gap, Inc. ..............................................         876,711
          52,811         The Home Depot, Inc. .......................................       1,749,100
           6,799         Lowe's Cos., Inc. ..........................................         292,017
          35,910         Staples, Inc.+..............................................         658,949
-----------------------------------------------------------------------------------------------------
                                                                                            4,063,367
-----------------------------------------------------------------------------------------------------
TEXTILES AND APPAREL -- 0.3%
           2,525         Jones Apparel Group, Inc.+..................................          73,881
           8,847         Liz Claiborne, Inc. ........................................         311,857
           4,638         NIKE Inc., Class B Shares...................................         248,087
           2,809         Reebok International Ltd.+..................................          94,467
-----------------------------------------------------------------------------------------------------
                                                                                              728,292
-----------------------------------------------------------------------------------------------------
TOBACCO -- 0.6%
          36,507         Altria Group, Inc. .........................................       1,658,878
-----------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
          81,535         AT&T Wireless Services Inc.+................................         669,402
          17,337         Nextel Communications, Inc.+................................         313,453
-----------------------------------------------------------------------------------------------------
                                                                                              982,855
-----------------------------------------------------------------------------------------------------
                         TOTAL COMMON STOCK (Cost -- $156,303,044)...................     153,176,565
-----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 4.1%
-----------------------------------------------------------------------------------------------------
AUTOMOBILES -- 1.2%
          36,000         Ford Motor Co. Capital Trust II, 6.500% Cumulative Trust
                           Preferred Securities......................................       1,564,200
                         General Motors Corp., Sr. Debentures:
          37,000           5.250%, Series B..........................................         828,800
          33,000           6.250%, Series C..........................................         821,700
-----------------------------------------------------------------------------------------------------
                                                                                            3,214,700
-----------------------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.1%
           4,000         Amcor Ltd., 7.250% PRIDES(SM)...............................         234,000
-----------------------------------------------------------------------------------------------------
FINANCIAL -- 1.0%
          21,000         Newell Financial Trust I, 5.250% Cumulative QUIPS(SM).......       1,000,125
          25,000         Washington Mutual Capital Trust I, 5.375% Cumulative
                           (c)(d)....................................................       1,481,250
           3,000         Washington Mutual Inc., 5.375% Cumulative (d)...............         177,750
-----------------------------------------------------------------------------------------------------
                                                                                            2,659,125
-----------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.1%
           6,000         Omnicare Capital Trust I, 4.000% Trust PIERS(SM)............         328,800
-----------------------------------------------------------------------------------------------------
PUBLISHING -- 0.6%
          17,000         Tribune Co., PHONES(SM), 2.000% due 5/15/29.................       1,435,650
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                              MANAGED ASSETS TRUST

       SHARES                                      SECURITY                                 VALUE
-----------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
           7,000         Equity Office Properties Trust, 5.250% Cumulative, Series
                           B.........................................................    $    347,900
          21,764         Equity Residential Properties Trust, 7.250% Cumulative,
                           Series G..................................................         554,764
           9,000         Reckson Associates Realty Corp., 7.625% Cumulative, Series
                           A.........................................................         218,700
-----------------------------------------------------------------------------------------------------
                                                                                            1,121,364
-----------------------------------------------------------------------------------------------------
UTILITIES -- 0.7%
          10,000         CalEnergy Capital Trust II, 6.250% Trust Preferred
                           Securities................................................         470,000
                         Calpine Capital Trust III, HIGH TIDES(SM):
          24,000           5.000%....................................................         903,000
           2,000           5.000% (c)................................................          75,250
          15,200         El Paso Energy Capital Trust I, 4.750% Trust Preferred
                           Securities................................................         439,280
-----------------------------------------------------------------------------------------------------
                                                                                            1,887,530
-----------------------------------------------------------------------------------------------------
                         TOTAL CONVERTIBLE PREFERRED STOCK (Cost -- $11,172,476).....      10,881,169
-----------------------------------------------------------------------------------------------------

   FACE
  AMOUNT                                       SECURITY                                  VALUE
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 15.8%
                  U.S. Treasury Notes:
$     1,480         3.625% due 1/15/08..............................................         1,661
  2,500,000         3.000% due 2/15/08..............................................     2,573,340
 10,000,000         5.750% due 8/15/10..............................................    11,708,210
      6,200         3.500% due 1/15/11..............................................         7,044
 15,500,000         5.000% due 2/15/11..............................................    17,402,997
 20,250,000       U.S. Treasury Strips, zero coupon due 2/15/18.....................    10,399,124
--------------------------------------------------------------------------------------------------
                  TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost -- $42,786,565)...........    42,092,376
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 1.7%
                  Federal National Mortgage Association (FNMA):
      6,023         8.500% due 3/1/05...............................................         6,353
  1,134,878         6.000% due 1/1/13...............................................     1,187,973
    187,837         6.500% due 12/1/27..............................................       196,328
    364,791         6.000% due 3/1/28...............................................       379,893
    116,607         6.000% due 4/1/28...............................................       121,471
    250,946         6.000% due 5/1/28...............................................       261,335
    241,195         6.000% due 6/1/28...............................................       251,181
    247,401         6.000% due 7/1/28...............................................       257,645
    606,959         5.500% due 8/1/28...............................................       629,968
    514,485         6.000% due 8/1/28...............................................       535,786
    500,000         5.500% due 12/31/99 (e).........................................       516,875
                  Government National Mortgage Association (GNMA):
     46,288         9.000% due 11/15/19.............................................        51,681
      7,536         9.500% due 1/15/20..............................................         8,506
     51,509         7.500% due 5/15/23..............................................        55,159
      8,638         9.500% due 3/15/20..............................................         9,750
--------------------------------------------------------------------------------------------------
                  TOTAL U.S. GOVERNMENT AGENCIES (Cost -- $4,244,385)...............     4,469,904
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                              MANAGED ASSETS TRUST

   FACE
  AMOUNT          RATING(f)                            SECURITY                               VALUE
-------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 11.2%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.6%
 $3,000,000       B1*        Calpine Corp., Sr. Notes, 8.500% due 2/15/11 (a)(b).........  $  2,265,000
  2,000,000       BBB-       PSE&G Energy Holdings Inc., Sr. Notes, 8.500% due 6/15/11...     2,153,754
-------------------------------------------------------------------------------------------------------
                                                                                              4,418,754
-------------------------------------------------------------------------------------------------------
FINANCE -- 1.2%
  1,000,000       A1*        Fleet National Bank, Sub. Notes, 5.750% due 1/15/09.........     1,122,569
  2,000,000       A3*        Ford Motor Credit Co., GlobLS(TM), 7.250% due 10/25/11......     2,059,340
-------------------------------------------------------------------------------------------------------
                                                                                              3,181,909
-------------------------------------------------------------------------------------------------------
MEDIA -- 6.4%
  2,000,000       BBB+       AOL Time Warner, Inc., Debentures, 7.625% due 4/15/31.......     2,316,882
  4,000,000       BBB-       Clear Channel Communications, Inc., Sr. Notes, 6.625% due
                               6/15/08 (a)(b)............................................     4,564,484
  2,000,000       BBB        Comcast Cable Communications, Inc., Notes, 8.875% due
                               5/1/17....................................................     2,682,494
  5,000,000       BBB        France Telecom S.A., Sr. Notes, 8.500% due 3/1/31...........     6,943,170
  2,000,000       NR         WorldCom Inc., Notes, 8.250% due 5/15/31 (g)................       595,000
-------------------------------------------------------------------------------------------------------
                                                                                             17,102,030
-------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 2.0%
  5,000,000       BBB-       Nationwide Health Properties, Inc., Medium-Term Notes,
                               Series C, 6.900% due 10/1/37..............................     5,259,160
-------------------------------------------------------------------------------------------------------
                             TOTAL CORPORATE BONDS AND NOTES (Cost -- $24,724,553).......    29,961,853
-------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 5.6%
-------------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 0.4%
                             Lear Corp., Sr. Notes:
  1,000,000       BB+          Zero coupon due 2/20/22...................................       471,250
  1,150,000       BB+          Zero coupon due 2/20/22 (c)...............................       541,938
-------------------------------------------------------------------------------------------------------
                                                                                              1,013,188
-------------------------------------------------------------------------------------------------------
BROADCASTING AND CABLE TELEVISION -- 0.0%
    350,000       BBB-       Cox Communications, Inc., Exchangeable Sub. Discount
                             Debentures, 1.000% due 4/19/20..............................       176,313
-------------------------------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.1%
    250,000       BBB        Electronic Data Systems Corp, Sr. Notes, 3.875% due 7/15/23
                             (c).........................................................       257,813
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
  2,150,000       AAA        American International Group Inc., Sr. Debentures, zero
                               coupon due 11/9/31........................................     1,413,625
  1,662,000       Aa3*       Merrill Lynch & Co., Inc., Sr. LYO(TM)Ns, zero coupon due
                               5/23/31...................................................       909,945
-------------------------------------------------------------------------------------------------------
                                                                                              2,323,570
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.2%
    200,000       B1*        Calpine Corp., Sr. Notes, 4.000% due 12/26/06 (c)...........       181,000
    818,000       B          El Paso Corp., Debentures, zero coupon due 2/28/21..........       361,965
-------------------------------------------------------------------------------------------------------
                                                                                                542,965
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                              MANAGED ASSETS TRUST

   FACE
  AMOUNT          RATING(f)                            SECURITY                               VALUE
-------------------------------------------------------------------------------------------------------
ELECTRONIC INSTRUMENTS AND CONTROLS -- 0.4%
  $1,951,000      BB+        Anixter International Inc., Sr. LYO(TM)Ns, zero coupon due
                               6/28/20...................................................  $    631,636
     440,000      BBB-       Arrow Electronics, Inc., Sr. Debentures, zero coupon due
                               2/21/21...................................................       216,700
     250,000      BBB        PPL Energy Supply, LLC, Sr. Notes, 2.625% due 5/15/23 (c)...       261,250
-------------------------------------------------------------------------------------------------------
                                                                                              1,109,586
-------------------------------------------------------------------------------------------------------
ENERGY -- 0.7%
                             Diamond Offshore Drilling, Inc., Sr. Debentures:
     915,000      A            1.500% due 4/15/31........................................       861,244
     300,000      A            1.500% due 4/15/31 (c)....................................       282,375
                             Global Marine Inc., Debentures:
   1,000,000      A-           Zero coupon due 6/23/20...................................       573,750
     300,000      A-           Zero coupon due 6/23/20 (c)...............................       172,125
     100,000      B          Hanover Compress Co., Sr. Notes, 4.750% due 3/15/08.........        90,125
-------------------------------------------------------------------------------------------------------
                                                                                              1,979,619
-------------------------------------------------------------------------------------------------------
LEISURE -- 0.2%
   1,050,000      BB+        Royal Caribbean Cruises Ltd., Sr. LYO(TM)Ns, zero coupon due
                               2/2/21....................................................       455,438
-------------------------------------------------------------------------------------------------------
MEDIA -- 1.2%
                             Liberty Media Corp., Sr. Exchangeable Debentures:
     500,000      BBB-..       0.750% due 3/30/23........................................       568,750
     650,000      BBB-..       4.000% due 11/15/29.......................................       423,313
     650,000      BBB-..       3.500% due 1/15/31........................................       492,375
     100,000      BBB-..       3.500% due 1/15/31 (c)....................................        75,750
   1,500,000      BBB+       The Walt Disney Co., Sr. Notes, 2.125% due 4/15/23..........     1,565,625
-------------------------------------------------------------------------------------------------------
                                                                                              3,125,813
-------------------------------------------------------------------------------------------------------
MEDICAL -- 0.2%
     300,000      NR         Lincare Holdings Inc., Sr. Notes, 3.000% due 6/15/33 (c)....       306,000
     140,000      BBB-       Watson Pharmaceuticals, Inc., Sr. Debentures, 1.751% due
                               3/15/23 (c)...............................................       169,925
-------------------------------------------------------------------------------------------------------
                                                                                                475,925
-------------------------------------------------------------------------------------------------------
OIL AND GAS -- 0.2%
     500,000      BBB        Halliburton Co., Sr. Notes, 3.125% due 7/15/23 (c)..........       506,250
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.1%
     250,000      A          Allergan, Inc., Sr. Notes, zero coupon due 11/6/22 (c)......       244,063
-------------------------------------------------------------------------------------------------------
RETAIL -- 1.0%
     200,000      BB+        Best Buy Co., Inc., Sub. Debentures, 2.250% due 1/15/22
                              (c)........................................................       208,000
   1,000,000      BB+        The Gap, Inc., Sr. Notes, 5.750% due 3/15/09................     1,348,750
                             J.C. Penney Co., Inc., Sub. Notes:
     550,000      BB-...       5.000% due 10/15/08.......................................       538,313
     650,000      BB-...       5.000% due 10/15/08 (c)...................................       636,188
-------------------------------------------------------------------------------------------------------
                                                                                              2,731,251
-------------------------------------------------------------------------------------------------------
                             TOTAL CONVERTIBLE CORPORATE BONDS (Cost -- $14,325,512).....    14,941,794
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                              MANAGED ASSETS TRUST

   FACE
  AMOUNT                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 2.3%
$ 5,000,000             PP&L Transition Bond Co. LLC, Series 1991-1, Class A7,
                          7.050% due 6/25/09........................................  $  5,779,025
    444,956             Wilmington Trust, Notes, 9.250% due 1/2/07..................       271,423
--------------------------------------------------------------------------------------------------
                        TOTAL ASSET-BACKED SECURITIES (Cost -- $5,444,701)..........     6,050,448
--------------------------------------------------------------------------------------------------
                        SUB-TOTAL INVESTMENTS
                        (Cost -- $259,001,236)......................................   261,574,109
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.8%
--------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS -- 0.2%
    630,000             U.S. Treasury Bills, 0.900% due 9/11/03 (Cost -- $628,866)
                          (h).......................................................       628,959
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.6%
  4,196,000             State Street Bank and Trust Co., 1.000% due 7/1/03; Proceeds
                          at maturity -- $4,196,117; (Fully collateralized by
                          Federal National Mortgage Association Notes, 5.500% due
                          2/15/06; Market value -- $4,282,614)
                          (Cost -- $4,196,000)......................................     4,196,000
--------------------------------------------------------------------------------------------------
                        TOTAL SHORT-TERM INVESTMENTS (Cost -- $4,824,866)...........     4,824,959
--------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100.0% (Cost -- $263,826,102**)........  $266,399,068
--------------------------------------------------------------------------------------------------

(a)  All or a portion of this security is segregated for open futures contracts commitments (See Note 6).
(b)  All or a portion of this security is segregated for
     to-be-announced ("TBA") securities (See Note 9).
(c)  Security is exempt from registration under Rule 144A of the
     Securities Act of 1933. This security may be resold in
     transactions that are exempt from registration, normally to qualified institutional buyers.
(d)  Security issued with attached warrants.
(e)  Security is traded on a TBA basis (See Note 9).
(f)  All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by
     Moody's Investors Service.
(g)  Security is currently in default.
(h)  All or a portion of this security is held as collateral for open futures contracts commitments (See Note 6).
 +   Non-income producing security.
++   Subsequent to the reporting period, the company changed its name to Dell Inc.
**   Aggregate cost for Federal income tax purposes is
     substantially the same.

     Abbreviations used in this schedule:

     GlobLS(TM)   --   Global Landmark Securities(TM) -- Trademark of Ford Motor
                       Co.
     HIGH         --   Remarketable Term Income Deferrable Equity
     TIDES(SM)         Securities(SM) -- Service Mark of CS First Boston Corp.
     LYO(TM)Ns    --   Liquid Yield Option(TM) Notes -- Trademark of Merrill Lynch
                       & Co., Inc.
     PHONES(SM)   --   Participation Hybrid Option Note Exchangeable
                       Securities(SM) -- Service Mark of Merrill Lynch & Co., Inc.
     PIERS(SM)    --   Preferred Income Equity Redeemable Securities(SM) -- Service
                       Mark of Lehman Brothers Inc.
     PRIDES(SM)   --   Perpetual Redeemable Income Debt, Exchangeable for
                       Stock(SM) -- Service Mark of Merrill Lynch & Co., Inc.
     QUIPS(SM)    --   Quarterly Income Preferred Securities(SM) -- Service Mark of
                       Goldman Sachs & Co.

     See page 26 for definitions of ratings.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             HIGH YIELD BOND TRUST

   FACE
  AMOUNT      RATING(a)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 82.2%
--------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.2%
$    50,000   BB         Aviall Inc., Sr. Notes, 7.625% due 7/1/11 (b)...............  $    50,937
    700,000   B-         BE Aerospace, Inc., Sr. Sub. Notes, Series B, 8.875% due
                           5/1/11....................................................      553,000
    400,000   CCC+       Hexcel Corp., Sr. Sub. Notes, 9.750% due 1/15/09............      400,000
--------------------------------------------------------------------------------------------------
                                                                                         1,003,937
--------------------------------------------------------------------------------------------------
AIRLINES -- 1.0%
     75,000   CCC+       Continental Airlines, Inc., Notes, 8.000% due 12/15/05......       67,500
  1,000,000   B          Delta Air Lines, Inc., Notes, 8.300% due 12/15/29...........      710,000
--------------------------------------------------------------------------------------------------
                                                                                           777,500
--------------------------------------------------------------------------------------------------
ALTERNATIVE VIDEO PROVIDERS -- 0.7%
    200,000   B1*        DIRECTV, Inc., Sr. Notes, 8.375% due 3/15/13 (b)............      224,000
    300,000   BB-        EchoStar DBS Corp., Sr. Notes, 9.375% due 2/1/09............      321,375
--------------------------------------------------------------------------------------------------
                                                                                           545,375
--------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 4.2%
                         Collins & Aikman Products Co., Sr. Sub. Notes:
    775,000   B            11.500% due 4/15/06.......................................      612,250
    325,000   B1*          10.750% due 12/31/11 (b)..................................      287,625
    550,000   B+         Intermet Corp., Sr. Notes, 9.750% due 6/15/09 (b)...........      530,750
     61,000   Caa1*      MascoTech, Inc., Sub. Debentures, 4.500% due 12/15/03 (c)...       59,780
    800,000   B          Metaldyne Corp., Sr. Sub. Notes, 11.000% due 6/15/12 (b)....      668,000
    325,000   B1*        RJ Tower Corp., Sr. Notes, 12.000% due 6/1/13 (b)...........      313,625
                         Tenneco Automotive Inc.:
    150,000   B2*          Secured Notes, 10.250% due 7/15/13 (b)....................      152,625
    425,000   CCC+         Sr. Notes, 11.625% due 10/15/09...........................      378,250
                         TRW Automotive Inc.:
    125,000   B+           Sr. Notes, 9.375% due 2/15/13 (b).........................      136,250
    250,000   B+           Sr. Sub. Notes, 11.000% due 2/15/13 (b)...................      273,750
--------------------------------------------------------------------------------------------------
                                                                                         3,412,905
--------------------------------------------------------------------------------------------------
BROADBAND ACCESS AND INTERNET SERVICES -- 0.6%
    475,000   B-         TSI Telecommunications Services, Inc., Sr. Sub. Notes,
                           12.750% due 2/1/09 (b)....................................      472,625
--------------------------------------------------------------------------------------------------
BUILDING MATERIALS -- 0.1%
                         Armstrong World Industries, Inc., Sr. Notes:
     50,000   NR           6.500% due 8/15/05 (d)....................................       31,750
    125,000   NR           7.450% due 5/15/29 (d)....................................       79,375
--------------------------------------------------------------------------------------------------
                                                                                           111,125
--------------------------------------------------------------------------------------------------
BUSINESS SERVICES -- 0.4%
    325,000   B+         Danka Business Systems PLC, Sr. Notes, 11.000% due 6/15/10
                           (b).......................................................      321,750
--------------------------------------------------------------------------------------------------
CABLE -- 5.2%
                         Adelphia Communications Corp., Sr. Notes:
    675,000   Caa2*        10.250% due 6/15/11 (d)...................................      435,375
                           Series B:
    250,000   Caa2*           8.125% due 7/15/03 (d).................................      156,250
    725,000   Caa2*           8.375% due 2/1/08 (d)..................................      453,125

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             HIGH YIELD BOND TRUST

   FACE
  AMOUNT      RATING(a)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
CABLE -- 5.2% (CONTINUED)
                         Charter Communications Holdings, LLC, Sr. Discount Notes:
$   550,000   CCC-         Step bond to yield 10.736% due 4/1/11.....................  $   364,375
  1,250,000   CCC-         Step bond to yield 18.487% due 5/15/11....................      637,500
                         Classic Cable Inc., Series B:
    275,000   Ca*          Sr. Sub. Notes, 9.375% due 8/1/09 (d).....................       23,719
    125,000   Ca*          Sub. Notes, 10.500% due 3/1/10 (d)........................       10,781
    750,000   BB-        CSC Holdings Inc., Sr. Notes, Series B, 7.625% due 4/1/11...      761,250
    100,000   Caa1*      Frontiervision Holdings L.P., Sr. Discount Notes, 11.875%
                           due 9/15/07 (d)...........................................       80,500
    450,000   B+         Insight Midwest, L.P., Sr. Notes, 9.750% due 10/1/09 (b)....      478,125
    400,000   B+         Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.500% due
                           1/15/13...................................................      425,000
    375,000   BB+        Shaw Communications Inc., Sr. Notes, 7.250% due 4/6/11......      405,938
--------------------------------------------------------------------------------------------------
                                                                                         4,231,938
--------------------------------------------------------------------------------------------------
CELLULAR -- 2.5%
    625,000   Caa3*      American Cellular Corp., Sr. Sub. Notes, 9.500% due
                           10/15/09..................................................      315,625
                         Centennial Cellular Corp.:
    275,000   Caa1*        Sr. Notes, 10.125% due 6/15/03 (b)........................      273,625
    200,000   CCC          Sr. Sub. Notes, 10.750% due 12/15/08......................      185,000
    425,000   B3*        Dobson Communications Corp., Sr. Notes, 10.875% due
                           7/1/10....................................................      461,125
    200,000   BB+        Rogers Wireless Inc., Sr. Secured Notes, 9.625% due
                           5/1/11....................................................      231,000
    650,000   CCC+       Rural Cellular Corp., Sr. Sub. Notes, 9.750% due 1/15/10....      578,500
--------------------------------------------------------------------------------------------------
                                                                                         2,044,875
--------------------------------------------------------------------------------------------------
CHEMICALS -- 4.5%
    325,000   BB+        Equistar Chemical, L.P., Sr. Notes, 10.125% due 9/1/08
                           (b).......................................................      336,375
    325,000   BBB-       Georgia Gulf Corp., Notes, 7.625% due 11/15/05..............      339,625
     75,000   B          Huntsman Advanced Materials, Sr. Secured Notes, 11.000% due
                           7/15/10 (b)...............................................       78,375
    375,000   B-         Huntsman ICI Chemicals LLC, Sr. Sub. Notes, 10.125% due
                           7/1/09....................................................      361,875
    375,000   B          Huntsman International LLC, Sr. Notes, 9.875% due 3/1/09
                           (b).......................................................      391,875
    150,000   BB-        ISP Chemco, Inc., Sr. Sub. Notes, 10.250% due 7/1/11 (b)....      170,250
                         Lyondell Chemical Co.:
    375,000   BB           Sr. Notes, Series B, 9.875% due 5/1/07....................      369,375
    750,000   B+           Sr. Sub. Notes, 10.875% due 5/1/09........................      701,250
                         Millennium America Inc., Sr. Notes:
    550,000   BB+          7.000% due 11/15/06.......................................      558,250
    100,000   BB+          9.250% due 6/15/08........................................      108,000
                         Rhodia S.A.:
    125,000   BB           Sr. Notes, 7.625% due 6/1/10 (b)..........................      132,813
    100,000   BB-          Sr. Sub. Notes, 8.875% due 6/1/11 (b).....................      104,000
--------------------------------------------------------------------------------------------------
                                                                                         3,652,063
--------------------------------------------------------------------------------------------------
CONVENIENCE AND DRUG RETAILERS -- 0.9%
    675,000   B-         The Pantry, Inc., Sr. Sub. Notes, 10.250% due 10/15/07......      698,625
--------------------------------------------------------------------------------------------------
EMITTING SERVICES MOBILE RADIO AND PERSONAL COMMUNICATIONS SYSTEMS -- 2.2%
    250,000   CCC-       Alamosa PCS Holdings, Inc., Sr. Discount Notes, step bond to yield
                           22.361% due 2/15/10.......................................      146,250
    300,000   C          Horizon PCS, Inc., Sr. Discount Notes, step bond to yield
                           22.052% due 10/1/10.......................................       40,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             HIGH YIELD BOND TRUST

   FACE
  AMOUNT      RATING(a)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
EMITTING SERVICES MOBILE RADIO AND PERSONAL COMMUNICATIONS SYSTEMS -- 2.2%
  (CONTINUED)
$    50,000   B          Nextel Communications, Inc., Sr. Notes, 9.375% due
                           11/15/09..................................................  $    53,937
    800,000   BBB        TeleCorp PCS, Inc., Sr. Sub. Discount Notes, step bond to
                           yield
                           11.553% due 4/15/09.......................................      832,000
    675,000   B-         Triton PCS, Inc., Sr. Sub. Notes, 8.750% due 11/15/11 (b)...      676,688
--------------------------------------------------------------------------------------------------
                                                                                         1,749,375
--------------------------------------------------------------------------------------------------
EQUIPMENT RENTAL -- 1.3%
    375,000   BB-        United Rentals (North America), Inc., Sr. Notes, 10.750% due
                           4/15/08...................................................      411,563
    675,000   B          Williams Scotsman, Inc., Sr. Notes, 9.875% due 6/1/07.......      664,875
--------------------------------------------------------------------------------------------------
                                                                                         1,076,438
--------------------------------------------------------------------------------------------------
EXPLORATION AND PRODUCTION -- 2.5%
    175,000   CCC-       Belden & Blake Corp., Sr. Sub. Notes, Series B, 9.875% due
                           6/15/07...................................................      166,250
    100,000   BBB-       Consumers Energy Co., First Mortgage Bonds, 7.375% due
                           9/15/23...................................................      104,482
    550,000   B+         El Paso Production Holding, Sr. Notes, 7.750% due 6/1/13
                           (b).......................................................      551,375
    275,000   BB         Forest Oil Corp., Sr. Notes, 8.000% due 12/15/11 (b)........      297,000
    275,000   B          Nuevo Energy Co., Sr. Sub. Notes, Series B, 9.375% due
                           10/1/10...................................................      297,687
    275,000   BB         Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due
                           4/15/11...................................................      305,938
    325,000   Ba2*       USEC Inc., Sr. Notes, 6.625% due 1/20/06....................      308,750
--------------------------------------------------------------------------------------------------
                                                                                         2,031,482
--------------------------------------------------------------------------------------------------
FABRICATED GLASS, PLASTIC AND FIBER -- 2.0%
                         Crown Cork & Seal Co. Inc.:
    825,000   B            Debentures, 7.375% due 12/15/26...........................      631,125
     75,000   B            Notes, 7.000% due 12/15/06................................       72,000
    175,000   B          Crown European Holdings S.A., Sr. Secured Notes, 10.875% due
                           3/1/13 (b)................................................      191,625
                         Owens-Brockway Glass Containers, Inc., Sr. Secured Notes:
    575,000   BB           8.875% due 2/15/09........................................      626,750
    125,000   BB           7.750% due 5/15/11 (b)....................................      132,813
--------------------------------------------------------------------------------------------------
                                                                                         1,654,313
--------------------------------------------------------------------------------------------------
FOOD/BEVERAGE/TOBACCO -- 0.0%
     25,000   B          Merisant Co., Sr. Sub. Notes, 9.500% due 7/15/13 (b)........       26,000
--------------------------------------------------------------------------------------------------
FOREST - PAPER PRODUCTS -- 4.5%
    425,000   Caa2*      Doman Industries Ltd., Sr. Notes, 12.000% due 7/1/04........      437,750
    625,000   BB+        Fort James Corp., Sr. Notes, 6.875% due 9/15/07.............      639,062
                         Georgia-Pacific Corp., Sr. Notes:
    500,000   BB+          9.375% due 2/1/13 (b).....................................      553,750
    400,000   BB+          8.875% due 5/15/31........................................      394,000
    250,000   B+         Millar Western Forest Products Ltd., Sr. Notes, 9.875% due
                           5/15/08...................................................      261,250
    300,000   CCC+       Riverwood International Corp., Sr. Sub. Notes, 10.875% due
                           4/1/08....................................................      309,000
    350,000   B          Smurfit-Stone Container Corp., Sr. Notes, 8.250% due
                           10/1/12...................................................      377,125
    725,000   BB+        Tembec Inc., Sr. Notes, 7.750% due 3/15/12..................      706,875
--------------------------------------------------------------------------------------------------
                                                                                         3,678,812
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             HIGH YIELD BOND TRUST

   FACE
  AMOUNT      RATING(a)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
FREIGHT/CONTAINERS/SHIPPING -- 1.4%
$   275,000   Ca*        Atlas Air, Inc., Sr. Notes, 10.750% due 8/1/05..............  $    60,157
    525,000   B          Pacer International, Inc., Sr. Sub. Notes, Series B, 11.750%
                           due 6/1/07................................................      559,125
    475,000   B1*        TFM, S.A. de C.V., Sr. Notes, 12.500% due 6/15/12...........      514,188
--------------------------------------------------------------------------------------------------
                                                                                         1,133,470
--------------------------------------------------------------------------------------------------
GAMING -- 5.8%
    325,000   B          Alliance Gaming Corp., Sr. Sub. Notes, Series B, 10.000% due
                           8/1/07....................................................      338,812
    450,000   Ba3*       Aztar Corp., Sr. Sub. Notes, 8.875% due 5/15/07.............      471,937
    450,000   B          Isle of Capri Casinos, Inc., Sr. Sub. Notes, 8.750% due
                           4/15/09...................................................      481,500
    475,000   BB-        Mandalay Resort Group, Sr. Sub. Notes, 6.750% due 7/15/03...      475,297
                         Park Place Entertainment Corp., Sr. Sub. Notes:
    325,000   BB+          7.875% due 12/15/05.......................................      347,344
    875,000   BB+          7.875% due 3/15/10........................................      945,000
    775,000   CCC+       Pinnacle Entertainment, Inc., Sr. Sub. Notes, Series B,
                           9.250% due 2/15/07........................................      767,250
    625,000   B          Resorts International Hotel and Casino, Inc., First Mortgage
                           Notes,
                           11.500% due 3/15/09 (b)...................................      596,875
    200,000   B+         Sun International Hotels Ltd., Sr. Sub. Notes, 8.875% due
                           8/15/11...................................................      217,500
    100,000   B-         Venetian Casino Resort LLC, Mortgage Notes, 11.000% due
                           6/15/10...................................................      113,250
--------------------------------------------------------------------------------------------------
                                                                                         4,754,765
--------------------------------------------------------------------------------------------------
HEALTHCARE -- 3.4%
    250,000   B-         Alaris Medical, Inc., Sr. Sub. Notes, 9.750% due 12/1/06....      260,000
    450,000   B-         Alliance Imaging Inc., Sr. Sub. Notes, 10.375% due
                           4/15/11...................................................      472,500
                         HEALTHSOUTH Corp.:
    925,000   C*           Sr. Notes, 7.625% due 6/1/12..............................      721,500
    250,000   Caa2*        Sr. Sub. Notes, 10.750% due 10/1/08.......................      131,250
    550,000   B          Radiologix, Inc., Notes, Series B, 10.500% due 12/15/08.....      525,250
    700,000   BBB-       Tenet Healthcare Corp., Sr. Notes, 6.875% due 11/15/31......      619,500
--------------------------------------------------------------------------------------------------
                                                                                         2,730,000
--------------------------------------------------------------------------------------------------
HOME BUILDERS -- 1.9%
                         KB Home, Sr. Sub. Notes:
    125,000   BB-          8.625% due 12/15/08.......................................      142,500
    325,000   BB-          9.500% due 2/15/11........................................      369,281
    200,000   Ba1*       Schuler Homes, Inc., Sr. Notes, 9.375% due 7/15/09..........      227,000
                         WCI Communities, Inc., Sr. Sub. Notes:
    275,000   Ba3*         10.625% due 2/15/11.......................................      305,250
    200,000   Ba3*         9.125% due 5/1/12.........................................      214,000
    300,000   B-         William Lyon Homes, Sr. Notes, 10.750% due 4/1/13...........      320,250
--------------------------------------------------------------------------------------------------
                                                                                         1,578,281
--------------------------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS -- 0.9%
    600,000   B1*        Calpine Corp., Sr. Notes, 8.500% due 2/15/11................      453,000
    325,000   BB-        Edison Mission Energy, Sr. Notes, 9.875% due 4/15/11........      302,250
--------------------------------------------------------------------------------------------------
                                                                                           755,250
--------------------------------------------------------------------------------------------------
INDUSTRIAL PRODUCTS -- 3.3%
    325,000   C          Advance Glassfiber Yarns LLC, Sr. Sub. Notes, 9.875% due
                           1/15/09 (d)...............................................       17,875
    725,000   Ca*        BGF Industries, Inc., Sr. Sub. Notes, Series B, 10.250% due
                           1/15/09...................................................      500,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             HIGH YIELD BOND TRUST

   FACE
  AMOUNT      RATING(a)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
INDUSTRIAL PRODUCTS -- 3.3% (CONTINUED)
$   585,000   BB         Case Corp., Notes, 7.250% due 1/15/16.......................  $   515,531
    575,000   B-         Eagle-Picher Industries, Inc., Sr. Sub. Notes, 9.375% due
                           3/1/08....................................................      540,500
                         Foamex L.P., Sr. Sub. Notes:
    250,000   CCC+         13.500% due 8/15/05.......................................      102,500
    475,000   CCC+         9.875% due 6/15/07........................................      185,250
    300,000   B+         The Goodyear Tire & Rubber Co., Notes, 7.857% due 8/15/11...      220,500
                         JLG Industries, Inc.:
     75,000   BB-          Sr. Notes, 8.250% due 5/1/08 (b)..........................       76,500
    475,000   B+           Sr. Sub. Notes, 8.375% due 6/15/12........................      434,625
    100,000   BBB-       Thomas & Betts Corp., Sr. Notes, 7.250% due 6/1/13..........      100,500
--------------------------------------------------------------------------------------------------
                                                                                         2,694,031
--------------------------------------------------------------------------------------------------
LODGING AND LEISURE -- 6.8%
                         Felcor Lodging L.P., Sr. Notes:
    400,000   B1*          9.500% due 9/15/08........................................      415,000
    425,000   B1*          8.500% due 6/1/11.........................................      430,312
    925,000   Ba3*       HMH Properties, Inc., Sr. Notes, Series A, 7.875% due
                           8/1/05....................................................      945,812
    650,000   BB+        ITT Corp., Notes, 6.750% due 11/15/05.......................      681,691
                         MeriStar Hospitality Corp., Sr. Notes:
    350,000   B2*          9.000% due 1/15/08........................................      347,375
    575,000   B2*          9.125% due 1/15/11........................................      566,375
    200,000   B+         RFS Partnership, L.P., Sr. Notes, 9.750% due 3/1/12.........      203,000
                         Royal Caribbean Cruises Ltd.:
  1,050,000   BB+          Sr. Debentures, 7.500% due 10/15/27.......................      934,500
    125,000   BB+          Sr. Notes, 8.000% due 5/15/10.............................      130,625
    800,000   B          Six Flags Inc., Sr. Notes, 9.750% due 4/15/13 (b)...........      796,000
    100,000   BB-        Steinway Musical Instruments, Inc., Sr. Notes, 8.750% due
                           4/15/11...................................................      100,500
--------------------------------------------------------------------------------------------------
                                                                                         5,551,190
--------------------------------------------------------------------------------------------------
LONG DISTANCE TELECOMMUNICATIONS -- 1.5%
    190,951   Caa1*      Calpoint Receivables Structured Trust 2001, Notes, 7.440%
                           due 12/10/06 (b)..........................................      176,630
     50,000   Caa3*      Level 3 Communications, Inc., Sr. Notes, 9.125% due
                           5/1/08....................................................       45,000
    575,000   CCC+       Qwest Capital Funding, Inc., Notes, 7.250% due 2/15/11......      474,375
    200,000   Ba3*       Qwest Corp., Notes, 8.875% due 3/15/12 (b)..................      224,500
  1,025,000   Ca*        WorldCom, Inc. -- WorldCom Group, Notes, 7.500% due 5/15/11
                           (d).......................................................      304,938
--------------------------------------------------------------------------------------------------
                                                                                         1,225,443
--------------------------------------------------------------------------------------------------
MOTION PICTURE EXHIBITION -- 0.7%
    500,000   CCC+       AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 2/1/11...      520,000
     50,000   CCC-       Carmike Cinemas, Notes, 10.375% due 2/1/09..................       52,750
--------------------------------------------------------------------------------------------------
                                                                                           572,750
--------------------------------------------------------------------------------------------------
OIL SERVICES -- 0.7%
    500,000   Ca*        Petroleum Geo-Services ASA, Sr. Notes, 7.125% due 3/30/28...      315,000
    150,000   BB         Pride International, Inc., Sr. Notes, 10.000% due 6/1/09....      165,000
    125,000   B2*        Trico Marine Services, Sr. Notes, 8.875% due 5/15/12........      108,125
--------------------------------------------------------------------------------------------------
                                                                                           588,125
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             HIGH YIELD BOND TRUST

   FACE
  AMOUNT      RATING(a)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
OTHER CONSUMER CYCLICAL -- 0.6%
$   150,000   B3*        Foster Wheeler Ltd., Notes, 6.750% due 11/15/05.............  $   114,750
    475,000   B-         Home Products International, Inc., Sr. Sub. Notes, 9.625%
                           due 5/15/08...............................................      357,437
--------------------------------------------------------------------------------------------------
                                                                                           472,187
--------------------------------------------------------------------------------------------------
OTHER CONSUMER NON-CYCLICAL -- 1.0%
                         Alderwoods Group, Inc., Sr. Notes:
     96,800   NR           11.000% due 1/2/07........................................       98,494
    675,000   NR           12.250% due 1/2/09........................................      708,750
--------------------------------------------------------------------------------------------------
                                                                                           807,244
--------------------------------------------------------------------------------------------------
OTHER MEDIA -- 0.6%
    175,000   Ba3*       PanAmSat Corp., Sr. Notes, 8.500% due 2/1/12................      190,313
    300,000   CCC+       XM Satellite Radio Inc., Sr. Secured Notes, 12.000% due
                           6/15/10 (b)...............................................      295,500
--------------------------------------------------------------------------------------------------
                                                                                           485,813
--------------------------------------------------------------------------------------------------
PIPELINES -- 4.7%
                         The Coastal Corp.:
    350,000   B            Notes, 7.750% due 6/15/10.................................      328,125
    250,000   B            Sr. Debentures, 6.700% due 2/15/27........................      232,500
     50,000   B            Sr. Notes, 6.375% due 2/1/09..............................       44,000
    275,000   B          Sonat Inc., Notes, 6.625% due 2/1/08........................      248,875
    925,000   B+         Southern Natural Gas Co., Notes, 7.350% due 2/15/31.........      945,813
    375,000   B+         Transcontinental Gas Pipe Line Corp., Sr. Notes, Series B,
                           8.875% due 7/15/12........................................      425,625
                         The Williams Cos., Inc., Notes:
    650,000   B+           6.625% due 11/15/04.......................................      653,250
    925,000   B+           7.125% due 9/1/11.........................................      906,500
--------------------------------------------------------------------------------------------------
                                                                                         3,784,688
--------------------------------------------------------------------------------------------------
PUBLISHING -- 2.2%
    700,000   BB-        Houghton Mifflin Co., Notes, 7.200% due 3/15/11.............      739,375
    125,000   CCC-       Penton Media Inc., Sr. Sub. Notes, 10.375% due 6/15/11......       83,281
    875,000   B          Primedia, Inc., Sr. Notes, 8.875% due 5/15/11...............      925,313
--------------------------------------------------------------------------------------------------
                                                                                         1,747,969
--------------------------------------------------------------------------------------------------
RADIO BROADCASTING -- 0.9%
    200,000   BBB-       Chancellor Media Corp., Sr. Notes, 8.000% due 11/1/08.......      233,500
    450,000   B2*        Emmis Communications Corp., Sr. Sub. Notes, Series B,
                           8.125% due 3/15/09........................................      473,625
--------------------------------------------------------------------------------------------------
                                                                                           707,125
--------------------------------------------------------------------------------------------------
REFINING -- 0.8%
                         Tesoro Petroleum Corp.:
    200,000   BB           Sr. Secured Notes, 8.000% due 4/15/08.....................      206,000
    525,000   B            Sr. Sub. Notes, 9.625% due 4/1/12.........................      483,000
--------------------------------------------------------------------------------------------------
                                                                                           689,000
--------------------------------------------------------------------------------------------------
RESTAURANTS -- 0.1%
     50,000   B          Buffets, Inc., Sr. Sub. Notes, 11.250% due 7/15/10..........       49,750
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             HIGH YIELD BOND TRUST

   FACE
  AMOUNT      RATING(a)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
RETAILERS -- 1.9%
                         J.C. Penney Co., Inc., Debentures:
$   750,000   BB+          6.900% due 8/15/26........................................  $   753,750
    175,000   BB+          8.125% due 4/1/27.........................................      168,875
    575,000   BB         Saks Inc., Notes, 7.500% due 12/1/10........................      596,563
--------------------------------------------------------------------------------------------------
                                                                                         1,519,188
--------------------------------------------------------------------------------------------------
STEEL/METALS/MINING -- 2.0%
  1,125,000   BB-        AK Steel Corp., Sr. Notes, 7.750% due 6/15/12...............      939,375
    125,000   BB+        IPSCO Inc., Sr. Notes, 8.750% due 6/1/13 (b)................      128,125
    525,000   BB-        U.S. Steel LLC, Sr. Notes, 10.750% due 8/1/08...............      553,875
--------------------------------------------------------------------------------------------------
                                                                                         1,621,375
--------------------------------------------------------------------------------------------------
SUPERMARKETS AND DISTRIBUTORS -- 1.5%
    225,000   B+         Ahold Finance U.S.A., Inc., Sr. Notes, 6.875% due 5/1/29....      193,500
    425,000   BB+        Delhaize America, Inc., Debentures, 9.000% due 4/15/31......      469,625
    125,000   B          Roundy's, Inc., Sr. Sub. Notes, Series B, 8.875% due
                           6/15/12...................................................      131,250
    400,000   B2*        Stater Bros. Holdings Inc., Sr. Notes, 10.750% due
                           8/15/06...................................................      423,000
--------------------------------------------------------------------------------------------------
                                                                                         1,217,375
--------------------------------------------------------------------------------------------------
TECHNOLOGY -- 1.4%
    250,000   B1*        Amkor Technology, Inc., Sr. Notes, 9.250% due 2/15/08.......      261,250
    950,000   B-         Lucent Technologies, Inc., Debentures, 6.450% due 3/15/29...      655,500
    200,000   CCC+       ON Semiconductor Corp., Sr. Notes, 13.000% due 5/15/08......      203,000
--------------------------------------------------------------------------------------------------
                                                                                         1,119,750
--------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - TOWERS -- 1.1%
    400,000   B3*        American Tower Escrow Corp., Discount Notes, zero coupon
                           bond to yield
                           14.441% due 8/1/08........................................      260,000
    600,000   B3*        Crown Castle International Corp., Sr. Discount Notes,
                           10.625% due 11/15/07......................................      634,500
--------------------------------------------------------------------------------------------------
                                                                                           894,500
--------------------------------------------------------------------------------------------------
TELEVISION BROADCASTING -- 0.1%
    100,000   CCC+       Young Broadcasting Inc., Sr. Sub. Notes, 10.000% due
                           3/1/11....................................................      108,750
--------------------------------------------------------------------------------------------------
TEXTILES/APPAREL -- 0.9%
    725,000   BB-        Levi Strauss & Co., Sr. Notes, 12.250% due 12/15/12.........      607,187
    125,000   BB-        Tropical Sportswear International Corp., Sr. Sub. Notes,
                           Series A,
                           11.000% due 6/15/08.......................................      129,375
--------------------------------------------------------------------------------------------------
                                                                                           736,562
--------------------------------------------------------------------------------------------------
UTILITIES -- 2.2%
                         Allegheny Energy Supply Co. LLC, Secured Bonds:
    158,293   B            Series A, 10.250% due 11/15/07 (b)........................      163,833
     16,706   B            Series B, 10.250% due 11/15/07 (b)........................       16,455
     75,000   CCC+       Dynegy Holdings Inc., Sr. Notes, 8.125% due 3/15/05.........       73,312
                         NGC Corp.:
    825,000   CCC+         Sr. Debentures, 7.125% due 5/15/18........................      676,500
     75,000   CCC+         Sr. Notes, 6.750% due 12/15/05............................       71,250

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             HIGH YIELD BOND TRUST

   FACE
  AMOUNT      RATING(a)                            SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
UTILITIES -- 2.2% (CONTINUED)
                         Northwestern Corp., Notes:
$   400,000   CCC+         7.875% due 3/15/07........................................  $   320,500
    150,000   CCC+         8.750% due 3/15/12........................................      117,188
                         Reliant Resources Inc., Sr. Secured Notes:
    175,000   B1*          9.250% due 7/15/10 (b)....................................      176,750
    175,000   B1*          9.500% due 7/15/13 (b)....................................      177,188
--------------------------------------------------------------------------------------------------
                                                                                         1,792,976
--------------------------------------------------------------------------------------------------
                         TOTAL CORPORATE BONDS AND NOTES (Cost -- $64,071,120).......   66,826,695
--------------------------------------------------------------------------------------------------
  SHARES                                           SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCK -- 0.2%
--------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 0.2%
     12,155              Hayes Lemmerz International, Inc. (e) (Cost -- $133,705)....      142,213
--------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.5%
--------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 0.0%
         41              Hayes Lemmerz International Operating Co., Series A,
                           8.000% Cumulative Exchangeable............................        1,905
--------------------------------------------------------------------------------------------------
LONG DISTANCE TELECOMMUNICATIONS -- 0.0%
      3,157              Global Crossing Holding Ltd., 10.500% Sr. Exchangeable
                           (d).......................................................           32
--------------------------------------------------------------------------------------------------
TELEVISION BROADCASTING -- 0.5%
        350              Granite Broadcasting Corp., 12.750% Cumulative
                           Exchangeable..............................................      280,875
      1,200              Paxson Communications Corp., 14.250% Cumulative Jr.
                           Exchangeable..............................................      118,500
--------------------------------------------------------------------------------------------------
                                                                                           399,375
--------------------------------------------------------------------------------------------------
                         TOTAL PREFERRED STOCK (Cost -- $648,893)                          401,312
--------------------------------------------------------------------------------------------------
 WARRANTS                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
WARRANTS (e) -- 0.1%
--------------------------------------------------------------------------------------------------
OTHER CONSUMER CYCLICAL -- 0.0%
        125              Jostens Inc., Expires 5/1/10................................       10,375
--------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - TOWERS -- 0.1%
        400              American Tower Corp., Expires 8/1/08........................       41,200
        275              Horizon PCS Inc., Expires 10/1/10...........................           14
--------------------------------------------------------------------------------------------------
                                                                                            41,214
--------------------------------------------------------------------------------------------------
                         TOTAL WARRANTS (Cost -- $176,414)...........................       51,589
--------------------------------------------------------------------------------------------------
                         SUB-TOTAL INVESTMENTS
                         (Cost -- $65,030,132).......................................   67,421,809
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             HIGH YIELD BOND TRUST

   FACE
  AMOUNT                                           SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 17.0%
$13,877,000              State Street Bank and Trust Co., 1.000% due 7/1/03; Proceeds
                           at maturity -- $13,877,385; (Fully collateralized by
                           Federal Home Loan Mortgage Corp.
                           and Federal National Mortgage Association Notes, 5.000% to
                           5.250% due
                           5/14/04 to 4/15/07; Market value -- $14,160,788)
                           (Cost -- $13,877,000).....................................  $13,877,000
--------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100.0%
                         (Cost -- $78,907,132**).....................................  $81,298,809
--------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.

(b) Security is exempt from registration under 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c) Convertible bonds exchangeable for shares of common stock.

(d) Security is currently in default.

(e) Non-income producing security.

** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 26 for definitions of ratings.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                           CAPITAL APPRECIATION FUND

   SHARES                                SECURITY                               VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 84.7%
-----------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.3%
     260,505   Lockheed Martin Corp. ......................................  $ 12,392,223
-----------------------------------------------------------------------------------------
BANKS -- 8.6%
     669,305   Bank of America Corp. ......................................    52,895,174
     521,660   Wells Fargo & Co. ..........................................    26,291,664
-----------------------------------------------------------------------------------------
                                                                               79,186,838
-----------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 3.3%
425,240.....   Genentech, Inc.+............................................    30,668,309
-----------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 3.6%
1,495,220...   Nokia Oyj, Sponsored ADR....................................    24,566,465
     233,220   QUALCOMM Inc. ..............................................     8,337,615
-----------------------------------------------------------------------------------------
                                                                               32,904,080
-----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 7.6%
     359,805   The Goldman Sachs Group, Inc. ..............................    30,133,669
   1,026,750   SLM Corp. ..................................................    40,217,797
-----------------------------------------------------------------------------------------
                                                                               70,351,466
-----------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.7%
     200,000   Energizer Holdings, Inc.+...................................     6,280,000
-----------------------------------------------------------------------------------------
HEALTHCARE - EQUIPMENT AND SUPPLIES -- 1.9%
     361,635   Medtronic, Inc. ............................................    17,347,631
-----------------------------------------------------------------------------------------
HEALTHCARE - PROVIDERS AND SERVICES -- 10.2%
     501,200   Cardinal Health, Inc. ......................................    32,227,160
   1,100,920   UnitedHealth Group Inc. ....................................    55,321,230
      76,895   WellPoint Health Networks Inc.+.............................     6,482,249
-----------------------------------------------------------------------------------------
                                                                               94,030,639
-----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.3%
      92,915   3M Co. .....................................................    11,984,177
-----------------------------------------------------------------------------------------
INTERNET AND CATALOG RETAIL -- 1.4%
     123,850   eBay Inc.+..................................................    12,902,693
-----------------------------------------------------------------------------------------
INTERNET SOFTWARE AND SERVICES -- 0.4%
     300,000   VeriSign, Inc.+.............................................     4,149,000
-----------------------------------------------------------------------------------------
MEDIA -- 14.3%
   2,479,002   AOL Time Warner Inc.+.......................................    39,887,142
     116,155   EchoStar Communications Corp., Class A Shares+..............     4,021,286
     469,350   InterActiveCorp+............................................    18,572,179
   1,474,425   Viacom Inc., Class B Shares+................................    64,373,395
     475,000   XM Satellite Radio Holdings Inc., Class A Shares+...........     5,248,750
-----------------------------------------------------------------------------------------
                                                                              132,102,752
-----------------------------------------------------------------------------------------
MULTILINE RETAIL -- 2.5%
     457,090   Kohl's Corp.+...............................................    23,485,284
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                           CAPITAL APPRECIATION FUND

   SHARES                                SECURITY                               VALUE
-----------------------------------------------------------------------------------------
OIL AND GAS -- 10.6%
   1,568,200   Exxon Mobil Corp. ..........................................  $ 56,314,062
     800,500   Murphy Oil Corp. ...........................................    42,106,300
-----------------------------------------------------------------------------------------
                                                                               98,420,362
-----------------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.7%
     459,740   Forest Laboratories, Inc.+..................................    25,170,765
-----------------------------------------------------------------------------------------
SOFTWARE -- 9.1%
     374,630   Electronic Arts Inc.+.......................................    27,718,874
   2,205,200   Microsoft Corp. ............................................    56,475,172
-----------------------------------------------------------------------------------------
                                                                               84,194,046
-----------------------------------------------------------------------------------------
TEXTILES AND APPAREL -- 3.3%
     569,510   NIKE, Inc., Class B Shares..................................    30,463,090
-----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 1.9%
     708,250   Vodafone Group PLC, GBP.....................................     1,387,240
     804,640   Vodafone Group PLC, Sponsored ADR...........................    15,811,176
-----------------------------------------------------------------------------------------
                                                                               17,198,416
-----------------------------------------------------------------------------------------
               TOTAL COMMON STOCK (Cost -- $799,905,759)...................   783,231,771
-----------------------------------------------------------------------------------------
    FACE
   AMOUNT                                SECURITY                               VALUE
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 0.2%
$  2,195,000   U.S. Treasury Notes, 1.875% due 9/30/04
                 (Cost -- $2,200,144)......................................     2,217,295
-----------------------------------------------------------------------------------------
               SUB-TOTAL INVESTMENTS
               (Cost -- $802,105,903)......................................   785,449,066
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 15.1%
 139,139,000   State Street Bank and Trust Co., 1.000% due 7/1/03; Proceeds
                 at maturity -- $139,142,865; (Fully collateralized by
                 various U.S. government agency obligations, 1.875% to
                 5.250% due 2/15/05 to 4/15/07; Market
                 value -- $141,922,896) (Cost -- $139,139,000).............   139,139,000
-----------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost -- $941,244,903*).....................................  $924,588,066
-----------------------------------------------------------------------------------------

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
  ------------------------------------

  ADR -- American Depositary Receipt
  GBP -- Great British Pound

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             MONEY MARKET PORTFOLIO

   FACE                                                                       ANNUALIZED
  AMOUNT                                SECURITY                                YIELD          VALUE
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY INSTRUMENTALITIES -- 7.7%
$15,000,000   Federal Home Loan Bank mature 9/3/03 to 6/9/04..............  1.14% to 1.40%  $ 14,990,000
  5,000,000   Federal Home Loan Mortgage Corp. matures 10/27/03...........       1.05          4,983,119
 10,000,000   Federal National Mortgage Association mature 7/9/03 to
              8/20/03.....................................................   1.18 to 1.25      9,990,417
--------------------------------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT AND AGENCY
              INSTRUMENTALITIES (Cost -- $29,963,536).....................                    29,963,536
--------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 92.3%
 19,400,000   American Express Credit Corp. mature 7/10/03 to 8/14/03.....   0.94 to 1.24     19,386,265
 19,430,000   American Honda Finance Corp. mature 7/10/03 to 8/15/03......   0.96 to 1.24     19,413,384
 19,490,000   Asset Securitization Cooperative Corp. mature 7/17/03 to
                8/7/03....................................................   1.02 to 1.26     19,475,739
 13,170,000   Caterpillar Financial Services Corp. mature 7/22/03 to
                7/23/03...................................................   1.01 to 1.21     13,161,038
 14,000,000   Coca-Cola Enterprises Inc. mature 7/9/03 to 8/8/03..........   0.92 to 1.24     13,993,356
  3,000,000   Crown Point Capital Co. LLC matures 8/22/03.................       1.12          2,995,233
  3,000,000   Delaware Funding Corp. matures 7/24/03......................       0.99          2,998,122
  7,500,000   General Electric Capital Corp. matures 7/9/03...............       1.24          7,497,967
  2,080,000   GlaxoSmithKline Finance PLC matures 9/4/03..................       1.00          2,076,320
  8,000,000   Goldman Sachs Group L.P. matures 7/18/03....................       1.29          7,995,202
 13,511,000   ING U.S. Funding LLC mature 7/10/03 to 8/14/03..............   1.02 to 1.24     13,502,436
  5,850,000   Marsh & McLennan Cos. Inc. mature 7/28/03 to 8/18/03........       1.13          5,843,608
  3,600,000   McGraw-Hill Cos., Inc. matures 10/22/03.....................       0.93          3,589,717
  5,000,000   Merrill Lynch & Co., Inc. matures 11/18/03..................       1.32          5,000,000
  7,268,000   Morgan Stanley matures 7/15/03..............................       1.27          7,264,467
  3,000,000   Nestle Capital Corp. matures 8/7/03.........................       1.22          2,996,300
 18,200,000   Nordea North America Inc. mature 7/11/03 to 7/30/03.........   1.22 to 1.23     18,188,806
 19,406,000   Old Line Funding Corp. mature 7/28/03 to 8/1/03.............   1.02 to 1.18     19,389,272
  5,100,000   PACCAR Financial Corp. matures 9/8/03.......................       1.11          5,089,345
  4,803,000   Park Granada LLC matures 8/22/03............................       0.99          4,796,270
 19,000,000   Pfizer Inc. mature 7/14/03 to 7/15/03.......................   1.22 to 1.23     18,991,371
  6,000,000   Preferred Receivable Funding matures 7/9/03.................       1.23          5,998,387
  5,000,000   Private Export Funding Corp. matures 8/12/03................       1.22          4,993,000
  5,400,000   Royal Bank of Scotland PLC matures 8/6/03...................       0.95          5,394,924
  8,000,000   Schering Plough Corp. matures 7/8/03........................       1.25          7,998,087
 19,750,000   Sheffield Receivable Funding mature 7/7/03 to 7/22/03.......   1.25 to 1.26     19,742,815
 19,400,000   Societe Generale N.A. Inc. mature 7/1/03 to 9/3/03..........   1.02 to 1.26     19,392,978
  4,662,000   Starfish Global Funding LLC matures 7/10/03.................       1.28          4,660,532
 18,447,000   Toyota Motor Credit Corp. mature 7/9/03 to 9/15/03..........   0.92 to 1.24     18,426,720
 14,304,000   UBS Finance Inc. mature 7/1/03 to 7/18/03...................   1.05 to 1.33     14,300,109
  4,385,000   Unilever Capital Corp. matures 7/30/03......................       1.00          4,381,503
 10,000,000   Wells Fargo Bank San Francisco CA matures 7/10/03...........       1.23         10,000,000
 13,000,000   Windmill Funding Corp. mature 7/23/03 to 7/30/03............       1.25         12,987,837
 18,736,000   Yorktown Capital, LLC matures 8/6/03........................       1.03         18,716,967
--------------------------------------------------------------------------------------------------------
              TOTAL COMMERCIAL PAPER (Cost -- $360,638,077)...............                   360,638,077
--------------------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100.0% (Cost -- $390,601,613*).........                  $390,601,613
--------------------------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA     --   Bonds rated "AAA" have the highest rating assigned by
             Standard & Poor's. Capacity to pay interest and repay
             principal is extremely strong.
AA      --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A       --   Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB     --   Bonds rated "BBB" have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or
             changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in
             this category than for bonds in higher rated categories.
BB, B   --   Bonds rated "BB", "B", "CCC" and "CC" are regarded, on
CCC and      balance, as predominantly speculative with respect to
CC           capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "CC" the highest degree of
             speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by
             large uncertainties or major risk exposures to adverse
             conditions.
C       --   Bonds rated "C" are income bonds on which no interest is
             being paid.
D       --   Bonds rated "D" are in default, and payment of interest
             and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa     --   Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are
             generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin
             and principal is secure. While the various protective
             elements are likely to change, such changes as can be
             visualized are most unlikely to impair the fundamentally
             strong position of such issues.
Aa      --   Bonds rated "Aa" are judged to be of high quality by all
             standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated
             lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of
             protective elements may be of greater amplitude or there may be other elements present which make the long-term risks
             appear somewhat larger than in "Aaa" securities.
A       --   Bonds rated "A" are judged to have many favorable investment attributes and are to be considered as upper medium grade
             obligations. Factors giving security to principal and
             interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in
             the future.
Baa     --   Bonds rated "Baa" are considered to be medium grade
             obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security
             appear adequate for the present but certain protective
             elements may be lacking or may be characteristically
             unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have
             speculative characteristics as well.
Ba      --   Bonds rated "Ba" are judged to have speculative elements;
             their future cannot be considered as well assured. Often the protection of interest and principal payments may be very
             moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position
             characterizes bonds in this class.
B       --   Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa     --   Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with
             respect to principal or interest.
Ca      --   Bonds rated "Ca" are speculative in a high degree. Such
             issues are often in default or have other marked
             shortcomings.
C       --   Bonds rated "C" are the lowest rated class of bonds, and
             issues so rated can be regarded as having extremely poor
             prospects of ever attaining any real investment standing.
NR      --   Indicates that the bond is not rated by Standard & Poor's or
             Moody's.

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  JUNE 30, 2003

                                                     MANAGED      HIGH YIELD       CAPITAL          MONEY
                                                      ASSETS         BOND        APPRECIATION       MARKET
                                                      TRUST          TRUST           FUND         PORTFOLIO
-------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost...........................  $259,001,236   $65,030,132   $  802,105,903             --
  Short-term investments, at cost................     4,824,866    13,877,000      139,139,000   $390,601,613
  Foreign currency, at cost......................             9            --               --             --
-------------------------------------------------------------------------------------------------------------
  Investments, at value..........................  $261,574,109   $67,421,809   $  785,449,066             --
  Short-term investments, at value...............     4,824,959    13,877,000      139,139,000   $390,601,613
  Foreign currency, at value.....................            10            --               --             --
  Cash...........................................           477            50              846            552
  Dividends and interest receivable..............     1,350,911     1,362,029          233,040         48,836
  Receivable for securities sold.................     1,303,632       151,520               --             --
  Receivable for Fund shares sold................         1,549         4,764               --        138,941
  Receivable for open forward foreign currency
     contracts (Note 7)..........................            --            --          111,957             --
-------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS...................................   269,055,647    82,817,172      924,933,909    390,789,942
-------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased...............     1,344,431     1,051,242       18,560,348             --
  Investment advisory fees payable...............       111,118        27,939          562,636        104,343
  Administration fees payable....................        13,370         3,572           44,534          9,054
  Payable for Fund shares purchased..............         5,392       819,421        1,833,651        483,513
  Payable for open forward foreign currency
     contracts (Note 7)..........................            --            --          343,360             --
  Dividends payable..............................            --            --               --         89,947
  Accrued expenses...............................        58,117        26,534          147,200         36,977
-------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES..............................     1,532,428     1,928,708       21,491,729        723,834
-------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS.................................  $267,523,219   $80,888,464   $  903,442,180   $390,066,108
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital................................  $270,485,421   $77,625,914   $1,255,364,539   $390,066,101
  Undistributed net investment income............     3,875,112     3,119,251          771,498          7,965
  Accumulated net realized loss from investment
     transactions and futures contracts..........    (9,269,855)   (2,248,378)    (335,805,739)        (7,958)
  Net unrealized appreciation (depreciation) of
     investments, futures contracts and foreign
     currencies..................................     2,432,541     2,391,677      (16,888,118)            --
-------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS.................................  $267,523,219   $80,888,464   $  903,442,180   $390,066,108
-------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING...............................    18,193,252     8,565,221       18,774,743    390,066,101
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, PER SHARE.......................        $14.70         $9.44           $48.12          $1.00
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                                         MANAGED     HIGH YIELD      CAPITAL        MONEY
                                                         ASSETS         BOND       APPRECIATION     MARKET
                                                          TRUST         TRUST          FUND       PORTFOLIO
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest...........................................  $ 2,928,453   $ 3,198,843   $  1,136,117   $2,590,675
  Dividends..........................................    1,556,166            --      3,876,795           --
  Less: Foreign withholding tax......................           --            --        (81,938)          --
------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME............................    4,484,619     3,198,843      4,930,974    2,590,675
------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3)..................      625,553       161,957      3,186,028      651,222
  Administration fees (Note 3).......................       75,066        20,574        254,882      120,858
  Audit and legal....................................       19,327        14,967          2,522       13,575
  Custody............................................       13,376        20,639          2,767       12,851
  Shareholder communications.........................       13,020         4,302         36,344       25,340
  Trustees' fees.....................................        3,138         2,686          1,984        2,172
  Shareholder servicing fees.........................        2,544         2,480          2,480        6,335
  Registration fees..................................           --            --             --        1,448
  Other..............................................        1,630         2,352            992        1,810
------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES.....................................      753,654       229,957      3,487,999      835,611
  Less: Expense reimbursement (Note 3)...............           --            --             --      (29,892)
------------------------------------------------------------------------------------------------------------
  NET EXPENSES.......................................      753,654       229,957      3,487,999      805,719
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME................................    3,730,965     2,968,886      1,442,975    1,784,956
------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCIES (NOTES 4, 6
AND 7):
  Realized Gain (Loss) From:
     Investment transactions.........................     (571,185)    2,327,330    (47,398,254)        (283)
     Futures contracts...............................    1,322,536            --             --           --
     Foreign currency transactions...................           --            --       (670,947)          --
------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS)...........................      751,351     2,327,330    (48,069,201)        (283)
------------------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation
     (Depreciation) From:
     Investments.....................................   22,926,804     5,211,231    117,351,308           --
     Foreign currencies..............................           --            --        124,808           --
------------------------------------------------------------------------------------------------------------
  CHANGE IN NET UNREALIZED APPRECIATION
     (DEPRECIATION)..................................   22,926,804     5,211,231    117,476,116           --
------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCIES.............................   23,678,155     7,538,561     69,406,915         (283)
------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS...............  $27,409,120   $10,507,447   $ 70,849,890   $1,784,673
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)   FOR THE SIX MONTHS ENDED JUNE
                                                                        30, 2003

                                                      MANAGED      HIGH YIELD      CAPITAL          MONEY
                                                       ASSETS         BOND       APPRECIATION      MARKET
                                                       TRUST          TRUST          FUND         PORTFOLIO
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income...........................  $  3,730,965   $ 2,968,886   $  1,442,975   $   1,784,956
  Net realized gain (loss)........................       751,351     2,327,330    (48,069,201)           (283)
  Change in net unrealized appreciation
     (depreciation)...............................    22,926,804     5,211,231    117,476,116              --
-------------------------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS..........    27,409,120    10,507,447     70,849,890       1,784,673
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
  Net investment income...........................            --            --             --      (1,784,666)
-------------------------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS.................................            --            --             --      (1,784,666)
-------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 10):
  Net proceeds from sale of shares................     2,466,344    15,537,136     10,519,940     165,727,174
  Net asset value of shares issued for
     reinvestment of dividends....................            --            --             --       1,821,366
  Cost of shares reacquired.......................   (13,262,466)   (5,973,756)   (42,256,689)   (170,726,601)
-------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND
     SHARE TRANSACTIONS...........................   (10,796,122)    9,563,380    (31,736,749)     (3,178,061)
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS.................    16,612,998    20,070,827     39,113,141      (3,178,054)
NET ASSETS:
  Beginning of period.............................   250,910,221    60,817,637    864,329,039     393,244,162
-------------------------------------------------------------------------------------------------------------
  END OF PERIOD*..................................  $267,523,219   $80,888,464   $903,442,180   $ 390,066,108
-------------------------------------------------------------------------------------------------------------
* Includes undistributed net investment income
  of:.............................................    $3,875,112    $3,119,251       $771,498          $7,965
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS        FOR THE YEAR ENDED DECEMBER 31, 2002

                                                  MANAGED       HIGH YIELD       CAPITAL            MONEY
                                                   ASSETS          BOND        APPRECIATION        MARKET
                                                   TRUST          TRUST            FUND           PORTFOLIO
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.......................  $  7,777,250   $  5,045,971   $    2,873,120   $     5,440,330
  Net realized loss...........................    (9,479,626)      (691,927)     (94,939,657)           (7,675)
  Change in net unrealized depreciation.......   (24,694,612)    (1,958,851)    (223,318,883)               --
--------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS..........................   (26,396,988)     2,395,193     (315,385,420)        5,432,655
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
  Net investment income.......................   (17,095,483)    (8,752,260)     (16,146,199)       (5,432,655)
  Net realized gains..........................    (1,692,616)            --               --                --
  Capital.....................................            --             --         (124,893)               --
--------------------------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS.............................   (18,788,099)    (8,752,260)     (16,271,092)       (5,432,655)
--------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 10):
  Net proceeds from sale of shares............     5,690,077     24,795,881       62,309,750     1,270,701,166
  Net asset value of shares issued for
     reinvestment of dividends................    18,788,099      8,752,260       16,271,092         5,477,804
  Cost of shares reacquired...................   (35,902,871)   (16,389,171)    (182,668,729)   (1,236,204,304)
--------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND
     SHARE TRANSACTIONS.......................   (11,424,695)    17,158,970     (104,087,887)       39,974,666
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS.............   (56,609,782)    10,801,903     (435,744,399)       39,974,666
NET ASSETS:
  Beginning of year...........................   307,520,003     50,015,734    1,300,073,438       353,269,496
--------------------------------------------------------------------------------------------------------------
  END OF YEAR*................................  $250,910,221   $ 60,817,637   $  864,329,039   $   393,244,162
--------------------------------------------------------------------------------------------------------------
* Includes undistributed (overdistributed)
   net investment income of:..................      $144,147       $150,365            $(530)           $7,675
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     1.  SIGNIFICANT ACCOUNTING POLICIES

     The Managed Assets Trust ("MAT"), High Yield Bond Trust ("HYBT"), Capital Appreciation Fund ("CAF") and Money Market Portfolio ("MMP") (collectively, "Fund(s)") are each a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment companies. Shares of the Funds are offered only exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.

     The significant accounting policies consistently followed by the Funds are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price were reported and U.S. government and agency obligations are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from reputable brokers or other recognized sources; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price;
(c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) securities, other than U.S. government agencies and obligations, that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield and maturity; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence;
(g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (k) the Funds intend to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     HYBT invests in high-yield instruments that are subject to certain credit and market risks. The yields of high yield debt obligations reflect, among other things, perceived credit risk. HYBT's investment in securities rated below investment-grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

     In addition, HYBT may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current forward rate as an unrealized gain or loss. Realized gains or losses are recognized when the contracts are settled.

     2.  DIVIDENDS

     MMP declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested on the payable date.

     In addition, the other Funds distribute dividends and capital gains, if any, at least annually.

     3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

     Travelers Asset Management International Company LLC ("TAMIC"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager and adviser to MAT, HYBT, CAF and MMP. MAT, CAF and MMP pay TAMIC an investment management and advisory fee calculated at the annual rate of 0.50%, 0.75% and 0.3233%, respectively of its average daily net assets. HYBT pays TAMIC an investment management and advisory fee calculated at an annual rate of 0.50% on the first $50,000,000, 0.40% on the next $100,000,000, 0.30% on the next
$100,000,000 and 0.25% on the amount over $250,000,000 of its average daily net assets. This fee is calculated daily and paid monthly.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     TAMIC has a sub-advisory agreement with The Travelers Investment Management Company, Inc. ("TIMCO"), another indirect wholly-owned subsidiary of Citigroup. Pursuant to the sub-advisory agreement, TIMCO is responsible for the day-to-day portfolio operations and investment decisions for MAT. As a result, TAMIC pays TIMCO, as sub-adviser, 0.25% of the average daily net assets of MAT.

     TAMIC also has a sub-advisory agreement with Janus Capital Management LLC ("Janus"). Pursuant to the sub-advisory agreement, Janus is responsible for the day-to-day portfolio operations and investment decisions for CAF. As a result, TAMIC pays Janus an advisory fee calculated at an annual rate of 0.55% on the first $100,000,000, 0.50% on the next $400,000,000 and 0.45% on the amount over
$500,000,000 of the average daily net assets of CAF.

     The Travelers Insurance Company ("TIC"), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Funds. The Funds pay TIC an administration fee calculated at an annual rate of 0.06% of the average daily net assets. This fee is calculated daily and paid monthly. TIC has entered into a sub-administrative services agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. TIC pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.06% of the average daily net assets of each Fund.

     For the six months ended June 30, 2003, TIC reimbursed expenses of $29,892 for MMP.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. For the six months ended June 30, 2003, each Fund paid transfer agent fees of $2,500 to CTB.

     For the six months ended June 30, 2003, Citigroup Global Markets Inc., formerly known as Salomon Smith Barney Inc., and its affiliates did not receive any brokerage commissions.

     One Trustee and all officers of the Funds are employees of Citigroup or its affiliates.

     4.  INVESTMENTS

     During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments and proceeds from paydowns) were as follows:

                                                                MANAGED         HIGH         CAPITAL
                                                                 ASSETS      YIELD BOND    APPRECIATION
                                                                 TRUST          TRUST          FUND
-------------------------------------------------------------------------------------------------------
Purchases...................................................  $110,339,109   $39,016,841   $183,181,793
-------------------------------------------------------------------------------------------------------
Sales.......................................................   118,835,516    37,377,704    154,509,421
-------------------------------------------------------------------------------------------------------

     At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                MANAGED         HIGH         CAPITAL
                                                                 ASSETS      YIELD BOND    APPRECIATION
                                                                 TRUST          TRUST          FUND
-------------------------------------------------------------------------------------------------------
Gross unrealized appreciation...............................  $ 22,272,554   $5,352,735    $ 62,809,414
Gross unrealized depreciation...............................   (19,699,588)  (2,961,058)    (79,466,251)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)..................  $  2,572,966   $2,391,677    $(16,656,837)
-------------------------------------------------------------------------------------------------------

     5.  REPURCHASE AGREEMENTS

     The Funds purchase (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     6.  FUTURES CONTRACTS

     Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds' basis in the contract.

     The Funds enter into such contracts typically to hedge portions of their respective portfolios. The Funds bear the market risk that arises from changes in the value of the financial instruments and securities indices.

     At June 30, 2003, MAT had the following open futures contracts:

                                          EXPIRATION   NUMBER OF     BASIS        MARKET     UNREALIZED
                                          MONTH/YEAR   CONTRACTS     VALUE        VALUE         LOSS
-------------------------------------------------------------------------------------------------------
TO BUY:
S&P 500 Index...........................     9/03          22      $5,493,576   $5,353,150   $(140,426)
-------------------------------------------------------------------------------------------------------

     7.  FORWARD FOREIGN CURRENCY CONTRACTS

     HYBT and CAF may enter into forward foreign currency contracts. The Fund may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at any time it was opened and the value of the contract at the time it was extinguished or offset.

     At June 30, 2003, HYBT did not have any open forward foreign currency contracts.

     At June 30, 2003, CAF had open forward foreign currency contracts as described below. The Fund bears the market risk that arises from changes in foreign currency exchange rates. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

                                                          LOCAL       MARKET     SETTLEMENT   UNREALIZED
FOREIGN CURRENCY                                        CURRENCY      VALUE         DATE      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
TO BUY:
British Pound.........................................   400,000    $  656,374    10/17/03     $  17,750
British Pound.........................................   500,000       820,467    10/17/03        10,997
Euro..................................................   275,000       315,524     9/26/03           803
Euro..................................................   700,000       803,152     9/26/03        65,076
Euro..................................................   925,000     1,061,309     9/26/03       (13,930)
Euro..................................................  1,000,000    1,147,361     9/26/03        17,331
---------------------------------------------------------------------------------------------------------
                                                                                                  98,027
---------------------------------------------------------------------------------------------------------
TO SELL:
British Pound.........................................   900,000     1,476,841    10/17/03       (81,841)
Euro..................................................  2,900,000    3,327,346     9/26/03      (247,589)
---------------------------------------------------------------------------------------------------------
                                                                                                (329,430)
---------------------------------------------------------------------------------------------------------
Net Unrealized Loss on Open Forward Foreign Currency Contracts.............................    $(231,403)
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     8.  FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

     9.  SECURITIES TRADED ON A TO-BE-ANNOUNCED BASIS

     The Funds may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA/FNMA transactions. Securities purchased on a TBA basis normally settle 15 to 45 days after the trade date. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

     At June 30, 2003, MAT held TBA securities with a total of $518,438.

     10.  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of each Fund were as follows:

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003     DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------
MANAGED ASSETS TRUST
Shares sold.................................................         177,378             386,025
Shares issued on reinvestment...............................              --           1,397,610
Shares reacquired...........................................        (988,022)         (2,559,554)
--------------------------------------------------------------------------------------------------
Net Decrease................................................        (810,644)           (775,919)
--------------------------------------------------------------------------------------------------
HIGH YIELD BOND TRUST
Shares sold.................................................       1,754,682           2,743,180
Shares issued on reinvestment...............................              --           1,061,672
Shares reacquired...........................................        (687,206)         (1,842,703)
--------------------------------------------------------------------------------------------------
Net Increase................................................       1,067,476           1,962,149
--------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
Shares sold.................................................         239,487           1,162,480
Shares issued on reinvestment...............................              --             351,774
Shares reacquired...........................................        (939,590)         (3,599,104)
--------------------------------------------------------------------------------------------------
Net Decrease................................................        (700,103)         (2,084,850)
--------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Shares sold.................................................     165,727,174       1,270,701,166
Shares issued on reinvestment...............................       1,821,366           5,477,804
Shares reacquired...........................................    (170,726,601)     (1,236,204,304)
--------------------------------------------------------------------------------------------------
Net Increase (Decrease).....................................      (3,178,061)         39,974,666
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

         MANAGED ASSETS TRUST           2003(1)      2002      2001(2)    2000(2)      1999       1998
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................    $13.20     $15.55      $17.94     $21.12     $19.99     $17.65
--------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income...............      0.21       0.45        0.49       0.48       0.39       0.41
  Net realized and unrealized gain
     (loss)...........................      1.29      (1.79)      (1.40)     (0.71)      2.30       3.27
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations...      1.50      (1.34)      (0.91)     (0.23)      2.69       3.68
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income...............        --      (0.92)      (0.46)     (0.41)     (0.39)     (0.47)
  Net realized gains(3)...............        --      (0.09)      (1.02)     (2.54)     (1.17)     (0.87)
--------------------------------------------------------------------------------------------------------
Total Distributions...................        --      (1.01)      (1.48)     (2.95)     (1.56)     (1.34)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........    $14.70     $13.20      $15.55     $17.94     $21.12     $19.99
--------------------------------------------------------------------------------------------------------
TOTAL RETURN..........................     11.36%++   (8.60)%     (5.08)%    (1.62)%    14.22%     21.44%
--------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)......  $267,523   $250,910    $307,520   $342,834   $339,438   $276,182
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4).........................      0.60%+     0.61%       0.59%      0.59%      0.60%      0.60%
  Net investment income...............      2.98+      2.80        2.95       2.47       2.17       2.30
--------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...............        44%        39%         59%        56%        51%        74%
--------------------------------------------------------------------------------------------------------

        HIGH YIELD BOND TRUST           2003(1)(2)    2002(2)     2001(2)    2000(2)      1999       1998
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................      $8.11        $9.04       $8.77      $9.47      $9.85      $9.89
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income...............       0.38         0.78        0.80       0.79       0.81       0.77
  Net realized and unrealized gain
     (loss)...........................       0.95        (0.40)       0.04      (0.70)     (0.38)     (0.13)
-----------------------------------------------------------------------------------------------------------
Total Income From Operations..........       1.33         0.38        0.84       0.09       0.43       0.64
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income...............         --        (1.31)      (0.57)     (0.79)     (0.81)     (0.68)
-----------------------------------------------------------------------------------------------------------
Total Distributions...................         --        (1.31)      (0.57)     (0.79)     (0.81)     (0.68)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........      $9.44        $8.11       $9.04      $8.77      $9.47      $9.85
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN..........................      16.40%++      4.57%       9.55%      0.97%      4.42%      6.56%
-----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)......    $80,888      $60,818     $50,016    $34,678    $30,317    $28,088
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4).........................       0.67%+       0.71%       0.73%      0.83%      0.81%      0.82%
  Net investment income...............       8.66+        8.81        8.79       8.74       8.85       8.42
-----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...............         61%         100%        110%        80%       112%       147%
-----------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Distributions from realized gains include both net realized short-term and long-term capital gains.

(4) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

     CAPITAL APPRECIATION FUND        2003(1)(2)         2002(2)         2001(2)           2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................     $44.38            $60.30          $82.01         $108.80          $72.74          $46.32
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income.............       0.08              0.14            0.61            0.29            0.04            0.06
  Net realized and unrealized gain
     (loss).........................       3.66            (15.24)         (22.01)         (23.29)          38.08           28.07
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations........................       3.74            (15.10)         (21.40)         (23.00)          38.12           28.13
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income.............         --             (0.81)          (0.31)          (0.04)          (0.07)          (0.18)
  Net realized gains(3).............         --                --              --           (3.75)          (1.99)          (1.53)
  Capital...........................         --             (0.01)             --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions.................         --             (0.82)          (0.31)          (3.79)          (2.06)          (1.71)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......     $48.12            $44.38          $60.30          $82.01         $108.80          $72.74
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN........................       8.43%++         (25.09)%        (26.09)%        (21.88)%         53.52%          61.63%
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (MILLIONS)........................       $903              $864          $1,300          $1,797          $1,915            $891
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4).......................       0.82%+            0.84%           0.84%           0.83%           0.83%           0.85%
  Net investment income.............       0.34+             0.27            0.91            0.30            0.07            0.18
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.............         23%               52%             47%             30%             37%             53%
---------------------------------------------------------------------------------------------------------------------------------
       MONEY MARKET PORTFOLIO           2003(1)            2002            2001            2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................      $1.00             $1.00           $1.00           $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(5)............      0.004             0.014           0.036           0.060           0.049           0.049
Distributions from net investment
  income............................     (0.004)           (0.014)         (0.036)         (0.060)         (0.049)         (0.049)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......      $1.00             $1.00           $1.00           $1.00           $1.00           $1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(6).....................       0.44%++           1.39%           3.71%           6.18%           4.96%           5.08%
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)....   $390,066          $393,244        $353,269        $147,117        $119,970         $42,069
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(5)(7)....................       0.40%+            0.40%           0.40%           0.40%           0.37%           0.65%
  Net investment income.............       0.89+             1.38            3.46            6.04            4.96            5.37
---------------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Distributions from realized gains include both net realized short-term and long-term capital gains.

(4) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.

(5) The Travelers Insurance Company has reimbursed Money Market Portfolio for $29,892, $71,805, $44,028, $47,023 and $85,612 in expenses for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001, 2000 and 1999, respectively. If such expenses were not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been:

                                                DECREASE TO                                 EXPENSE RATIO
                                           NET INVESTMENT INCOME                          WITHOUT REIMBURSEMENTS
                           ------------------------------------------------------         -----------------
                            2003        2002        2001        2000        1999           2003       2002
                           ------      ------      ------      ------      ------         ------      -----
MMP                        $0.000*     $0.000*     $0.000*     $0.000*     $0.001         0.41%+      0.42%

                              EXPENSE RATIO
                       WITHOUT REIMBURSEMENTS
                       ---------------------------
                       2001       2000       1999
                       -----      -----      -----
MMP                    0.42%      0.44%      0.50%

(6) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(7) For the six months ended June 30, 2003 and the years ended December 31, 2002, 2001, 2000 and 1999 there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.40%.

 * Amount represents less than $0.001 per share.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED)                              JUNE 30, 2003
                      U.S. GOVERNMENT SECURITIES PORTFOLIO

   FACE
  AMOUNT                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 22.0%
              U.S. Treasury Notes:
$ 2,000,000     2.625% due 5/15/08........................................  $  2,018,908
  3,000,000     3.625% due 5/15/13........................................     3,024,378
              U.S. Treasury Bonds:
  8,000,000     6.250% due 8/15/23 (a)....................................     9,801,880
 12,000,000     6.000% due 2/15/26 (a)....................................    14,347,980
  4,000,000     6.375% due 8/15/27 (a)....................................     5,012,032
 20,000,000     5.500% due 8/15/28 (a)....................................    22,503,920
  2,000,000     5.375% due 2/15/31........................................     2,252,736
 21,000,000   U.S. Treasury Strips, zero coupon due 11/15/26..............     6,457,248
----------------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost -- $62,695,629).....    65,419,082
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 51.6%
  1,000,000   Federal Farm Credit Bank, 6.800% due 10/12/07...............     1,180,210
              Federal Home Loan Bank (FHLB) Certificates:
  5,000,000     4.500% due 8/14/09........................................     5,413,090
  3,000,000     5.875% due 2/15/11........................................     3,445,941
  8,000,000     5.750% due 5/15/12........................................     9,206,568
              Federal Home Loan Mortgage Corp. (FHLMC) Certificates:
  3,970,653     4.000% due 4/1/10.........................................     4,045,268
  4,330,000     6.000% due 6/27/17........................................     4,792,063
  8,000,000     4.000% due 7/15/18 (b)....................................     8,050,000
  2,016,278     7.000% due 7/1/29.........................................     2,085,902
    168,713     8.000% due 9/1/30.........................................       180,896
  3,000,000     6.500% due 6/1/31.........................................     3,122,784
  1,320,723     7.500% due 5/1/32.........................................     1,404,083
 12,961,204     4.500% due 4/1/33.........................................    12,926,523
              Federal National Mortgage Association (FNMA) Certificates:
  9,549,398     5.500% due 6/1/16 (c).....................................    10,020,727
  3,990,576     5.000% due 1/1/17 (c).....................................     4,130,065
 27,000,000     4.000% due 7/15/18 (b)....................................    27,109,674
  2,000,000     6.000% due 7/15/18 (b)....................................     2,088,124
  3,000,000     6.250% due 5/15/29........................................     3,525,573
  2,303,554     6.500% due 5/1/32 (c).....................................     2,414,761
  6,587,415     7.500% due 7/1/32 (c).....................................     6,860,227
  1,152,651     4.000% due 5/1/33.........................................     1,102,251
  3,400,000     5.500% due 7/15/33 (b)....................................     3,514,750
 13,949,000   Financing Corp. (FICO) Strips, Series 13, zero coupon due
                6/27/11...................................................    10,214,504
              Government National Mortgage Association (GNMA)
                Certificates:
    547,305     9.000% due 9/15/09 (c)....................................       597,155
    258,021     8.500% due 6/15/18 (c)....................................       283,465
  5,905,619   National Archives Facility Trust, COP, 8.500% due 9/1/19....     7,736,543
 10,000,000   Resolution Funding Corp. Strips, zero coupon due 1/15/21....     4,131,990
  4,680,000   Student Loan Marketing Association (SLMA), zero coupon due
                5/15/14...................................................     2,250,537
  9,000,000   Tennessee Valley Authority Certificates, 7.125% due
                5/1/30....................................................    11,779,857
----------------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (Cost -- $146,872,735)......................................   153,613,531
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                      U.S. GOVERNMENT SECURITIES PORTFOLIO

   FACE
  AMOUNT                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.9%
              Federal Home Loan Mortgage Corp. (FHLMC):
$   942,961     Series 1103, Class J, 8.500% due 6/15/21..................  $    970,068
  7,000,000     Series 2315, Class CL, 6.500% due 5/15/31.................     7,419,815
  3,000,000     Series 2422, Class CH, 6.500% due 2/15/32.................     3,232,191
  5,000,000     Series 2451, Class QB, 6.500% due 3/15/30.................     5,218,170
              Federal National Mortgage Association (FNMA):
  5,593,000     Series 2002-52, Class PC, 6.000% due 9/25/32..............     6,026,400
  5,000,000     Series 2003-63, Class GU, 4.000% due 7/25/33..............     5,154,688
  4,000,000   GNMA, Series 2001-21, Class PE, 6.500% due 5/16/31..........     4,338,160
----------------------------------------------------------------------------------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost -- $31,324,982).......................................    32,359,492
----------------------------------------------------------------------------------------
              SUB-TOTAL INVESTMENTS
              (Cost -- $240,893,346)......................................   251,392,105
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 15.5%
 46,066,000   State Street Bank and Trust Co., 1.000% due 7/1/03; Proceeds
                at maturity -- $46,067,280;
                (Fully collateralized by Federal Home Loan Bank Notes,
                1.875% due 2/15/05;
                Market value -- $46,989,221) (Cost -- $46,066,000)........    46,066,000
----------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100.0%
              (Cost -- $286,959,346*).....................................  $297,458,105
----------------------------------------------------------------------------------------

(a) All or a portion of this security is segregated for to-be-announced ("TBA") securities.
(b) Security is traded on a TBA basis (See Note 6.)
(c) Date shown represents the last in range of maturity dates.
 *  Aggregate cost for Federal income tax purposes is substantially the same.

    Abbreviation used in this schedule:
    COP -- Certificate of Participation

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                        SOCIAL AWARENESS STOCK PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
COMMON STOCK -- 93.5%
--------------------------------------------------------------------------------------
AIR FREIGHT AND COURIERS -- 1.7%
    18,700   United Parcel Service, Inc., Class B Shares.................  $ 1,191,190
--------------------------------------------------------------------------------------
AIRLINES -- 0.6%
    25,230   Southwest Airlines Co. .....................................      433,956
--------------------------------------------------------------------------------------
BANKS -- 6.6%
    45,000   The Bank of New York Co., Inc. .............................    1,293,750
    31,500   Bank One Corp. .............................................    1,171,170
     6,500   Fifth Third Bancorp.........................................      372,710
    10,000   Washington Mutual, Inc. ....................................      413,000
    25,000   Wells Fargo & Co. ..........................................    1,260,000
--------------------------------------------------------------------------------------
                                                                             4,510,630
--------------------------------------------------------------------------------------
BEVERAGES -- 2.7%
    22,400   The Coca-Cola Co. ..........................................    1,039,584
    17,500   PepsiCo, Inc. ..............................................      778,750
--------------------------------------------------------------------------------------
                                                                             1,818,334
--------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.9%
    19,500   Amgen, Inc.+................................................    1,295,580
--------------------------------------------------------------------------------------
CHEMICALS -- 3.8%
    22,400   Air Products & Chemicals, Inc. .............................      931,840
    25,000   E.I. du Pont de Nemours & Co. ..............................    1,041,000
    10,000   Praxair, Inc. ..............................................      601,000
--------------------------------------------------------------------------------------
                                                                             2,573,840
--------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 2.2%
    18,100   Automatic Data Processing Inc. .............................      612,866
    29,500   Paychex, Inc. ..............................................      864,645
--------------------------------------------------------------------------------------
                                                                             1,477,511
--------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 3.2%
    73,700   Cisco Systems, Inc.+........................................    1,230,053
    30,000   Motorola, Inc. .............................................      282,900
    40,000   Nokia Oyj, Sponsored ADR....................................      657,200
--------------------------------------------------------------------------------------
                                                                             2,170,153
--------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 5.2%
    19,600   Dell Computer Corp.+++......................................      626,416
   110,400   EMC Corp.+..................................................    1,155,888
    13,000   International Business Machines Corp. ......................    1,072,500
   156,700   Sun Microsystems, Inc.+.....................................      720,820
--------------------------------------------------------------------------------------
                                                                             3,575,624
--------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 8.7%
    32,900   American Express Co. .......................................    1,375,548
     8,000   Capital One Financial Corp. ................................      393,440
     7,100   Freddie Mac.................................................      360,467

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                        SOCIAL AWARENESS STOCK PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 8.7% (CONTINUED)
    20,000   J.P. Morgan Chase & Co. ....................................  $   683,600
     5,000   Lehman Brothers Holdings, Inc. .............................      332,400
    29,750   MBNA Corp. .................................................      619,990
    10,000   Merrill Lynch & Co., Inc. ..................................      466,800
    24,000   Morgan Stanley..............................................    1,026,000
    17,500   State Street Corp. .........................................      689,500
--------------------------------------------------------------------------------------
                                                                             5,947,745
--------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
    13,000   Verizon Communications Inc. ................................      512,850
--------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.1%
    10,000   Consolidated Edison, Inc. ..................................      432,800
    10,000   The Southern Co. ...........................................      311,600
--------------------------------------------------------------------------------------
                                                                               744,400
--------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 1.3%
    13,000   Celestica, Inc.+............................................      204,880
    50,000   Vishay Intertechnology, Inc.+...............................      660,000
--------------------------------------------------------------------------------------
                                                                               864,880
--------------------------------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 0.2%
     5,000   Noble Corp.+................................................      171,500
--------------------------------------------------------------------------------------
FOOD AND DRUG RETAILING -- 0.8%
    19,000   SYSCO Corp. ................................................      570,760
--------------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.7%
     5,000   Hershey Foods Corp. ........................................      348,300
    25,000   Kraft Foods Inc., Class A Shares............................      813,750
--------------------------------------------------------------------------------------
                                                                             1,162,050
--------------------------------------------------------------------------------------
HEALTHCARE - EQUIPMENT AND SUPPLIES -- 1.9%
    27,000   Medtronic, Inc. ............................................    1,295,190
--------------------------------------------------------------------------------------
HEALTHCARE - PROVIDERS AND SERVICES -- 0.5%
     4,500   Anthem, Inc.+...............................................      347,175
--------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.6%
    13,900   The Black & Decker Corp. ...................................      603,955
     3,000   Centex Corp. ...............................................      233,370
     3,717   KB HOME.....................................................      230,380
--------------------------------------------------------------------------------------
                                                                             1,067,705
--------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.8%
    24,100   Kimberly-Clark Corp. .......................................    1,256,574
--------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.2%
    45,000   Tyco International Ltd. ....................................      854,100
--------------------------------------------------------------------------------------
INSURANCE -- 7.2%
    22,000   AMBAC Financial Group, Inc. ................................    1,457,500
    29,860   American International Group, Inc. .........................    1,647,675

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                        SOCIAL AWARENESS STOCK PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
INSURANCE -- 7.2% (CONTINUED)
     4,000   The Chubb Corp. ............................................  $   240,000
    13,662   Marsh & McLennan Cos., Inc. ................................      697,718
    11,000   XL Capital Ltd., Class A Shares.............................      913,000
--------------------------------------------------------------------------------------
                                                                             4,955,893
--------------------------------------------------------------------------------------
MACHINERY -- 0.6%
     6,500   Illinois Tool Works, Inc. ..................................      428,025
--------------------------------------------------------------------------------------
MEDIA -- 6.6%
    54,600   AOL Time Warner Inc.+.......................................      878,514
    12,000   Cablevision Systems - NY Group, Class A Shares+.............      249,120
    18,600   Comcast Corp., Special Class A Shares+......................      536,238
    15,000   InterActive Corp.+..........................................      593,550
    10,000   Omnicom Group, Inc. ........................................      717,000
     9,000   Univision Communications Inc.+..............................      273,600
    28,650   Viacom Inc., Class B Shares+................................    1,250,859
--------------------------------------------------------------------------------------
                                                                             4,498,881
--------------------------------------------------------------------------------------
METALS AND MINING -- 1.5%
    40,000   Alcoa Inc. .................................................    1,020,000
--------------------------------------------------------------------------------------
MULTILINE RETAIL -- 3.9%
    12,000   Costco Wholesale Corp.+.....................................      439,200
    10,000   Target Corp. ...............................................      378,400
    34,300   Wal-Mart Stores Inc. .......................................    1,840,881
--------------------------------------------------------------------------------------
                                                                             2,658,481
--------------------------------------------------------------------------------------
OIL AND GAS -- 4.9%
    16,800   Anadarko Petroleum Corp. ...................................      747,096
     6,300   Apache Corp. ...............................................      409,878
    24,026   BP Amoco PLC ADR............................................    1,009,573
    24,800   Royal Dutch Petroleum Co. ADR...............................    1,156,176
--------------------------------------------------------------------------------------
                                                                             3,322,723
--------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.9%
    10,000   International Paper Co. ....................................      357,300
     5,000   Weyerhaeuser Co. ...........................................      270,000
--------------------------------------------------------------------------------------
                                                                               627,300
--------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.7%
    15,000   The Gillette Co. ...........................................      477,900
--------------------------------------------------------------------------------------
PHARMACEUTICALS -- 7.0%
    20,000   Bristol-Myers Squibb Co. ...................................      543,000
     8,000   Eli Lilly & Co. ............................................      551,760
    14,000   Johnson & Johnson...........................................      723,800
    65,000   Pfizer Inc. ................................................    2,219,750
     5,000   Teva Pharmaceutical Industries Ltd., Sponsored ADR..........      284,650
    10,000   Wyeth.......................................................      455,500
--------------------------------------------------------------------------------------
                                                                             4,778,460
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                        SOCIAL AWARENESS STOCK PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
ROAD AND RAIL -- 0.4%
    15,000   Norfolk Southern Corp. .....................................  $   288,000
--------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 3.2%
    17,700   Applied Materials, Inc.+....................................      280,722
    76,000   Intel Corp. ................................................    1,579,584
    10,000   Linear Technology Corp. ....................................      322,100
--------------------------------------------------------------------------------------
                                                                             2,182,406
--------------------------------------------------------------------------------------
SOFTWARE -- 5.2%
    20,000   Amdocs Ltd.+................................................      480,000
    88,800   Microsoft Corp. ............................................    2,274,168
    64,900   Oracle Corp.+...............................................      780,098
--------------------------------------------------------------------------------------
                                                                             3,534,266
--------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.0%
    28,000   The Home Depot, Inc. .......................................      927,360
    10,000   Lowe's Cos., Inc. ..........................................      429,500
--------------------------------------------------------------------------------------
                                                                             1,356,860
--------------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $61,774,117)....................   63,970,942
--------------------------------------------------------------------------------------
   FACE
  AMOUNT                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.5%
$4,446,000   Merrill Lynch & Co., Inc., 1.050% due 7/1/03; Proceeds at
               maturity -- $4,446,130;
               (Fully collateralized by various U.S. government and
               agency obligations,
               3.500% to 11.250% due 11/15/04 to 2/15/26; Market
               value -- $4,534,921)
               (Cost -- $4,446,000)......................................    4,446,000
--------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $66,220,117*)......................................  $68,416,942
--------------------------------------------------------------------------------------

+ Non-income producing security.
++ Subsequent to the reporting period, the company changed its name to Dell Inc.
* Aggregate cost for Federal income tax purposes is substantially the same.

 Abbreviation used in this schedule:
 ==================================
 ADR -- American Depositary Receipt
 ----------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             PIONEER FUND PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
COMMON STOCK -- 98.2%
--------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 3.0%
     2,200   The Boeing Co. .............................................  $    75,504
     3,800   General Dynamics Corp. .....................................      275,500
     3,000   Lockheed Martin Corp. ......................................      142,710
     2,800   United Technologies Corp. ..................................      198,324
--------------------------------------------------------------------------------------
                                                                               692,038
--------------------------------------------------------------------------------------
AIR FREIGHT AND COURIERS -- 0.5%
     1,700   United Parcel Service, Inc., Class B Shares.................      108,290
--------------------------------------------------------------------------------------
AIRLINES -- 1.0%
    13,100   Southwest Airlines Co. .....................................      225,320
--------------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.8%
     2,100   Johnson Controls, Inc. .....................................      179,760
--------------------------------------------------------------------------------------
BANKS -- 6.6%
     1,500   Bank of America Corp. ......................................      118,545
     9,100   The Bank of New York Co., Inc. .............................      261,625
     2,800   First Tennessee National Corp. .............................      122,948
     1,700   Huntington Bancshares Inc. .................................       33,184
    10,600   National City Corp. ........................................      346,726
     3,700   SunTrust Banks, Inc. .......................................      219,558
     3,900   Washington Mutual, Inc. ....................................      161,070
     3,400   Wells Fargo & Co. ..........................................      171,360
     1,600   Zion Bancorporation.........................................       80,976
--------------------------------------------------------------------------------------
                                                                             1,515,992
--------------------------------------------------------------------------------------
BEVERAGES -- 1.0%
     5,100   PepsiCo, Inc. ..............................................      226,950
--------------------------------------------------------------------------------------
CHEMICALS -- 1.5%
     1,900   Air Products & Chemicals, Inc. .............................       79,040
     1,200   The Dow Chemical Co. .......................................       37,152
     3,400   E.I. du Pont de Nemours & Co. ..............................      141,576
     1,500   PPG Industries, Inc. .......................................       76,110
--------------------------------------------------------------------------------------
                                                                               333,878
--------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 1.9%
     3,800   Automatic Data Processing Inc. .............................      128,668
     2,100   DST Systems, Inc.+..........................................       79,800
     2,100   Fiserv, Inc.+...............................................       74,781
     8,000   Robert Half International Inc.+.............................      151,520
--------------------------------------------------------------------------------------
                                                                               434,769
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             PIONEER FUND PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.1%
     3,600   Cisco Systems, Inc.+........................................  $    60,084
    16,700   Motorola, Inc. .............................................      157,481
    11,500   Nokia Oyj...................................................      188,945
     1,900   QUALCOMM, Inc.+.............................................       67,925
--------------------------------------------------------------------------------------
                                                                               474,435
--------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 3.4%
     6,100   Dell Computer Corp.+++......................................      194,956
     6,100   International Business Machines Corp. ......................      503,250
    16,200   Sun Microsystems, Inc.+.....................................       74,520
--------------------------------------------------------------------------------------
                                                                               772,726
--------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 4.7%
     3,400   American Express Co. .......................................      142,154
     3,800   Federated Investors, Inc. ..................................      104,196
     4,700   Merrill Lynch & Co., Inc. ..................................      219,396
     1,900   Morgan Stanley..............................................       81,225
     6,000   State Street Corp. .........................................      236,400
     7,800   T. Rowe Price Group Inc. ...................................      294,450
--------------------------------------------------------------------------------------
                                                                             1,077,821
--------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.6%
     1,900   ALLTEL Corp. ...............................................       91,618
    11,300   BellSouth Corp. ............................................      300,919
    16,700   SBC Communications, Inc. ...................................      426,685
--------------------------------------------------------------------------------------
                                                                               819,222
--------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 6.0%
    15,000   American Electric Power Co., Inc. ..........................      447,450
    10,900   Consolidated Edison, Inc. ..................................      471,752
    14,800   The Southern Co. ...........................................      461,168
--------------------------------------------------------------------------------------
                                                                             1,380,370
--------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
     1,700   Emerson Electric Co. .......................................       86,870
--------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.4%
     2,000   Diebold, Inc. ..............................................       86,500
--------------------------------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 1.0%
     4,200   Smith International, Inc.+..................................      154,308
     3,200   Transocean Inc.+............................................       70,304
--------------------------------------------------------------------------------------
                                                                               224,612
--------------------------------------------------------------------------------------
FOOD AND DRUG RETAILING -- 2.2%
     6,400   Sysco Corp. ................................................      192,256
    10,600   Walgreen Co. ...............................................      319,060
--------------------------------------------------------------------------------------
                                                                               511,316
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             PIONEER FUND PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
FOOD PRODUCTS -- 3.7%
     6,600   Campbell Soup Co. ..........................................  $   161,700
     2,200   Del Monte Foods Co.+........................................       19,448
     3,600   General Mills, Inc. ........................................      170,676
     5,600   H.J. Heinz Co. .............................................      184,688
     2,000   Hershey Foods Corp. ........................................      139,320
     9,600   Sara Lee Corp. .............................................      180,576
--------------------------------------------------------------------------------------
                                                                               856,408
--------------------------------------------------------------------------------------
GAS UTILITIES -- 1.9%
    12,400   KeySpan Corp. ..............................................      439,580
--------------------------------------------------------------------------------------
HEALTHCARE - EQUIPMENT AND SUPPLIES -- 1.0%
     5,700   Becton Dickinson & Co. .....................................      221,445
--------------------------------------------------------------------------------------
HEALTHCARE - PROVIDERS AND SERVICES -- 0.5%
     1,200   UnitedHealth Group Inc. ....................................       60,300
       600   WellPoint Health Networks, Inc.+............................       50,580
--------------------------------------------------------------------------------------
                                                                               110,880
--------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.6%
     5,100   Colgate-Palmolive Co. ......................................      295,545
     3,400   The Procter & Gamble Co. ...................................      303,212
--------------------------------------------------------------------------------------
                                                                               598,757
--------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.1%
     1,200   General Electric Co. .......................................       34,416
--------------------------------------------------------------------------------------
INSURANCE -- 4.0%
     3,600   American International Group, Inc. .........................      198,648
     4,300   The Chubb Corp. ............................................      258,000
     5,400   Marsh & McLennan Cos., Inc. ................................      275,778
     2,800   SAFECO Corp. ...............................................       98,784
     2,400   The St. Paul Cos., Inc. ....................................       87,624
--------------------------------------------------------------------------------------
                                                                               918,834
--------------------------------------------------------------------------------------
IT CONSULTING AND SERVICES -- 1.2%
     4,400   Computer Sciences Corp.+....................................      167,728
     3,700   Electronic Data Systems Corp. ..............................       79,365
     1,500   SunGard Data Systems Inc.+..................................       38,865
--------------------------------------------------------------------------------------
                                                                               285,958
--------------------------------------------------------------------------------------
LEISURE EQUIPMENT AND PRODUCTS -- 0.6%
     5,100   Eastman Kodak Co. ..........................................      139,485
--------------------------------------------------------------------------------------
MACHINERY -- 3.3%
     3,400   Caterpillar Inc. ...........................................      189,244
     5,100   Deere & Co. ................................................      233,070
     1,800   Illinois Tool Works, Inc. ..................................      118,530
     3,100   PACCAR Inc. ................................................      209,436
--------------------------------------------------------------------------------------
                                                                               750,280
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             PIONEER FUND PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
MEDIA -- 5.7%
     1,700   Dow Jones & Co., Inc. ......................................  $    73,151
     3,700   Gannett Co., Inc. ..........................................      284,197
     6,000   McGraw Hill, Inc. ..........................................      372,000
     3,300   Omnicom Group, Inc. ........................................      236,610
    14,000   Reed Elsevier NV............................................      332,500
--------------------------------------------------------------------------------------
                                                                             1,298,458
--------------------------------------------------------------------------------------
METALS AND MINING -- 3.1%
     6,100   Alcoa Inc. .................................................      155,550
     4,800   Newmont Mining Corp. .......................................      155,808
     3,000   Phelps Dodge Corp.+.........................................      115,020
     3,700   Rio Tinto PLC...............................................      283,235
--------------------------------------------------------------------------------------
                                                                               709,613
--------------------------------------------------------------------------------------
MULTILINE RETAIL -- 3.4%
     2,600   Family Dollar Stores, Inc. .................................       99,190
     3,300   May Department Stores Co. ..................................       73,458
    10,200   Target Corp. ...............................................      385,968
     3,900   Wal-Mart Stores Inc. .......................................      209,313
--------------------------------------------------------------------------------------
                                                                               767,929
--------------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.3%
     2,900   Vectren Corp. ..............................................       72,645
--------------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.9%
     4,700   Canon, Inc. ................................................      214,555
--------------------------------------------------------------------------------------
OIL AND GAS -- 6.2%
     8,500   ChevronTexaco Corp. ........................................      613,700
     2,500   ConocoPhillips..............................................      137,000
    11,200   Exxon Mobil Corp. ..........................................      402,192
     3,300   Royal Dutch Petroleum Co., NY Shares ADR....................      153,846
     2,600   Shell Transport & Trading Co. PLC...........................      103,610
--------------------------------------------------------------------------------------
                                                                             1,410,348
--------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.7%
     6,300   MeadWestvaco Corp. .........................................      155,610
--------------------------------------------------------------------------------------
PHARMACEUTICALS -- 8.7%
     4,600   Abbott Laboratories.........................................      201,296
     3,600   Eli Lilly & Co. ............................................      248,292
     7,100   Johnson & Johnson...........................................      367,070
     5,200   Merck & Co. Inc. ...........................................      314,860
     4,500   Novartis AG ADR.............................................      179,145
     6,000   Pfizer Inc. ................................................      204,900
     1,500   Roche Holding AG............................................      117,660
    18,600   Schering-Plough Corp. ......................................      345,960
--------------------------------------------------------------------------------------
                                                                             1,979,183
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             PIONEER FUND PORTFOLIO

  SHARES                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
ROAD AND RAIL -- 2.0%
     3,900   Burlington Northern Santa Fe Corp. .........................  $   110,916
    14,000   Norfolk Southern Corp. .....................................      268,800
     1,200   Union Pacific Corp. ........................................       69,624
--------------------------------------------------------------------------------------
                                                                               449,340
--------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 4.1%
     6,100   Altera Corp.+...............................................      100,040
    14,100   Applied Materials, Inc.+....................................      223,626
    12,100   Intel Corp. ................................................      251,486
     4,800   Novellus Systems, Inc.+.....................................      175,781
    10,800   Texas Instruments Inc. .....................................      190,080
--------------------------------------------------------------------------------------
                                                                               941,013
--------------------------------------------------------------------------------------
SOFTWARE -- 3.3%
     3,400   Adobe Systems, Inc. ........................................      109,038
     3,400   BMC Software, Inc.+.........................................       55,522
       400   Electronic Arts Inc.+.......................................       29,596
    11,500   Microsoft Corp. ............................................      294,515
     1,100   Symantec Corp.+.............................................       48,246
     3,700   Synopsys, Inc.+.............................................      228,845
--------------------------------------------------------------------------------------
                                                                               765,762
--------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.8%
     1,100   Barnes & Noble, Inc.+.......................................       25,355
     3,700   Lowe's Cos., Inc. ..........................................      158,915
--------------------------------------------------------------------------------------
                                                                               184,270
--------------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $21,274,813)....................   22,455,638
--------------------------------------------------------------------------------------
   FACE
  AMOUNT                               SECURITY                               VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.8%
$  403,000   State Street Bank and Trust Co., 1.000% due 7/1/03; Proceeds
               at maturity -- $403,011; (Fully collateralized by U.S.
               Treasury Bonds, 6.250% due 8/15/23; Market value --
               $416,656) (Cost -- $403,000)..............................      403,000
--------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $21,677,813*)......................................  $22,858,638
--------------------------------------------------------------------------------------

+ Non-income producing security.
++ Subsequent to the reporting period, the company changed its name to Dell Inc.
* Aggregate cost for Federal income tax purposes is substantially the same.

 Abbreviation used in this schedule:
 ==================================
 ADR -- American Depositary Receipt
 ----------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  JUNE 30, 2003

                                                           U.S. GOVERNMENT    SOCIAL AWARENESS
                                                             SECURITIES            STOCK          PIONEER FUND
                                                              PORTFOLIO          PORTFOLIO         PORTFOLIO
--------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost.................................     $240,893,346        $ 61,774,117      $ 21,274,813
  Repurchase agreements, at cost.......................       46,066,000           4,446,000           403,000
--------------------------------------------------------------------------------------------------------------
  Investments, at value................................     $251,392,105        $ 63,970,942      $ 22,455,638
  Repurchase agreements, at value......................       46,066,000           4,446,000           403,000
  Cash.................................................              278                 223               550
  Receivable for securities sold.......................        7,264,249           2,257,276                --
  Dividends and interest receivable....................        2,106,775              43,900            23,855
  Receivable for Fund shares sold......................           88,902                  --            51,788
--------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS.........................................      306,918,309          70,718,341        22,934,831
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased.....................       48,294,690           1,705,589                --
  Payable for Fund shares purchased....................          155,284              15,674             6,266
  Investment management and advisory fees payable......           69,489              34,899            14,395
  Administration fees payable..........................           12,901               4,719               848
  Accrued expenses.....................................           32,666              32,918            11,021
--------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES....................................       48,565,030           1,793,799            32,530
--------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS.......................................     $258,353,279        $ 68,924,542      $ 22,902,301
--------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital......................................     $235,506,023        $ 79,236,619      $ 36,082,061
  Undistributed net investment income..................        5,719,681             215,826           255,293
  Accumulated net realized gain (loss) from investment
     transactions......................................        6,628,816         (12,724,728)      (14,615,878)
  Net unrealized appreciation of investments...........       10,498,759           2,196,825         1,180,825
--------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS.......................................     $258,353,279        $ 68,924,542      $ 22,902,301
--------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING.....................................       18,791,305           3,419,038         2,375,498
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, PER SHARE.............................           $13.75              $20.16             $9.64
--------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                                           U.S. GOVERNMENT    SOCIAL AWARENESS      PIONEER
                                                             SECURITIES            STOCK             FUND
                                                              PORTFOLIO          PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest...............................................   $  5,916,188        $    10,507       $     6,843
  Dividends..............................................             --            449,277           356,075
  Less: Foreign withholding tax..........................             --             (8,055)              (60)
-------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME................................      5,916,188            451,729           362,858
-------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment management and advisory fees (Note 2).......        406,731            197,915            72,313
  Administration fees (Note 2)...........................         75,484             18,886             6,329
  Audit and legal........................................         14,595             13,602            15,658
  Shareholder communications.............................         14,012              4,468             7,133
  Custody................................................          9,343              5,282             3,081
  Trustees' fees.........................................          3,130              3,147             3,114
  Shareholder servicing fees.............................          2,471              2,557             2,462
  Other..................................................            233                351               137
-------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES.........................................        525,999            246,208           110,227
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME....................................      5,390,189            205,521           252,631
-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(NOTE 3):
  Realized Gain (Loss) From Investment Transactions
  (excluding short-term investments):
     Proceeds from sales.................................    252,448,508         13,352,389        19,614,158
     Cost of securities sold.............................    246,641,159         13,163,991        20,091,294
-------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS)...............................      5,807,349            188,398          (477,136)
-------------------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of
  Investments:
     Beginning of period.................................     10,082,480         (4,896,783)         (652,490)
     End of period.......................................     10,498,759          2,196,825         1,180,825
-------------------------------------------------------------------------------------------------------------
  INCREASE IN NET UNREALIZED APPRECIATION................        416,279          7,093,608         1,833,315
-------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS..................................      6,223,628          7,282,006         1,356,179
-------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS...................   $ 11,613,817        $ 7,487,527       $ 1,608,810
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)   FOR THE SIX MONTHS ENDED JUNE
                                                                        30, 2003

                                                     U.S. GOVERNMENT    SOCIAL AWARENESS      PIONEER
                                                       SECURITIES            STOCK             FUND
                                                        PORTFOLIO          PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income............................   $  5,390,189        $   205,521       $   252,631
  Net realized gain (loss).........................      5,807,349            188,398          (477,136)
  Increase in net unrealized appreciation..........        416,279          7,093,608         1,833,315
-------------------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS...........     11,613,817          7,487,527         1,608,810
-------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares.................     24,154,663          2,029,825         1,677,531
  Cost of shares reacquired........................    (21,286,160)        (2,890,553)       (1,945,324)
-------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
     TRANSACTIONS..................................      2,868,503           (860,728)         (267,793)
-------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS.............................     14,482,320          6,626,799         1,341,017
NET ASSETS:
  Beginning of period..............................    243,870,959         62,297,743        21,561,284
-------------------------------------------------------------------------------------------------------
  END OF PERIOD*...................................   $258,353,279        $68,924,542       $22,902,301
-------------------------------------------------------------------------------------------------------
* Includes undistributed net investment income
     of:...........................................     $5,719,681           $215,826          $255,293
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS        FOR THE YEAR ENDED DECEMBER 31, 2002

                                                    U.S. GOVERNMENT    SOCIAL AWARENESS      PIONEER
                                                      SECURITIES            STOCK              FUND
                                                       PORTFOLIO          PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income...........................   $  8,313,886        $    288,889      $    813,462
  Net realized gain (loss)........................      3,331,447          (8,155,464)      (11,177,209)
  Change in net unrealized appreciation
     (depreciation)...............................     10,623,543         (13,723,733)         (701,900)
-------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM
     OPERATIONS...................................     22,268,876         (21,590,308)      (11,065,647)
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...........................    (14,482,356)           (642,498)       (1,848,406)
  Net realized gains..............................     (1,567,341)                 --                --
-------------------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS.................................    (16,049,697)           (642,498)       (1,848,406)
-------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares................    125,224,139           8,483,608         2,027,881
  Net asset value of shares issued
     for reinvestment of dividends................     16,049,697             642,498         1,848,406
  Cost of shares reacquired.......................    (30,112,939)         (7,939,606)       (8,833,615)
-------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND
     SHARE TRANSACTIONS...........................    111,160,897           1,186,500        (4,957,328)
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS.................    117,380,076         (21,046,306)      (17,871,381)
NET ASSETS:
  Beginning of year...............................    126,490,883          83,344,049        39,432,665
-------------------------------------------------------------------------------------------------------
  END OF YEAR*....................................   $243,870,959        $ 62,297,743      $ 21,561,284
-------------------------------------------------------------------------------------------------------
* Includes undistributed net investment income
  of:.............................................       $329,492             $10,305            $2,662
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     1.  SIGNIFICANT ACCOUNTING POLICIES

     The U.S. Government Securities Portfolio ("USGS"), Social Awareness Stock Portfolio ("SAS") and Pioneer Fund Portfolio ("PFP"), formerly known as Utilities Portfolio, (collectively, "Fund(s)") are separate investment funds of The Travelers Series Trust ("Trust"). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of these funds and 13 other separate investment funds: Travelers Quality Bond, Lazard International Stock, MFS Emerging Growth, Federated High Yield, Federated Stock, Large Cap, Equity Income, Disciplined Mid Cap Stock, Convertible Securities, MFS Mid Cap Growth, MFS Research, MFS Value, and Zero Coupon Bond Fund (Series 2005) Portfolios. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

     The significant accounting policies consistently followed by the Funds are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales prices were reported and U.S. government and agency obligations are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from reputable brokers or other recognized sources; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) securities, other than U.S. government agencies and obligations, that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield and maturity; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis and dividend income is recorded on the ex-dividend date; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (i) the Funds intend to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

     Travelers Asset Management International Company LLC ("TAMIC"), an indirect wholly-owned subsidiary of Citigroup Inc., ("Citigroup"), acts as investment manager and adviser to USGS and PFP. Prior to May 1, 2003, Smith Barney Fund Management LLC ("SBFM") acted as investment manager and adviser to PFP. USGS and PFP pay TAMIC an investment management and advisory fee calculated at the annual rate of 0.3233% and 0.75% of its average daily net assets, respectively. Under the previous agreement, PFP paid SBFM an investment management and advisory fee calculated at an annual rate of 0.65% of its average daily net assets. These fees are calculated daily and paid monthly.

     SBFM, another indirect wholly-owned subsidiary of Citigroup, acts as investment manager and adviser to SAS. SAS pays SBFM an investment management and advisory fee calculated at an annual rate of: 0.65% on the first $50 million, 0.55% on the next $50 million, 0.45% on the next $100 million and 0.40% on amounts over $200 million of the average daily net assets. This fee is calculated daily and paid monthly.

     TAMIC also has a sub-advisory agreement with Pioneer Investment Management, Inc. ("Pioneer"). Pursuant to the sub-advisory agreement, Pioneer is responsible for the day-to-day operations and investment decisions for PFP. As a result, TAMIC pays Pioneer, as sub-advisor, 0.375% of the average daily net assets of PFP.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     The Travelers Insurance Company ("TIC"), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Funds. The Funds pay TIC an administration fee calculated at an annual rate of 0.06% of the average daily net assets. This fee is calculated daily and paid monthly. TIC has entered into a sub-administrative services agreement with SBFM. TIC pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.06% of the average daily net assets of each Fund.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. For the six months ended June 30, 2003, each Fund paid transfer agent fees of $2,500 to CTB.

     For the six months ended June 30, 2003, Citigroup Global Markets Inc., formerly known as Salomon Smith Barney Inc., and its affiliates did not receive any brokerage commissions.

     One Trustee and all officers of the Trust are employees of Citigroup or its affiliates.

     3.  INVESTMENTS

     During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                                                  USGS           SAS           PFP
------------------------------------------------------------------------------------------------------
Purchases...................................................  $282,244,160   $ 9,966,430   $19,431,211
------------------------------------------------------------------------------------------------------
Sales.......................................................   252,448,508    13,352,389    19,614,158
------------------------------------------------------------------------------------------------------

     At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                 USGS           SAS            PFP
------------------------------------------------------------------------------------------------------
Gross unrealized appreciation...............................  $11,338,438   $  8,813,815   $ 1,580,178
Gross unrealized depreciation...............................     (839,679)    (6,616,990)     (399,353)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation.................................  $10,498,759   $  2,196,825   $ 1,180,825
------------------------------------------------------------------------------------------------------

     4.  REPURCHASE AGREEMENTS

     The Funds purchase (and the custodian takes possession of) U.S. Government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

     5.  MORTGAGE DOLLAR ROLLS

     The Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forego principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

     At June 30, 2003, USGS had outstanding net contracts to repurchase mortgage-backed securities of $3,532,128 and $37,507,868 for scheduled settlements on July 14, 2003 and July 17, 2003, respectively. In addition, at June 30, 2003, SAS and PFP did not have any mortgage dollar rolls outstanding.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     6.  SECURITIES TRADED ON A TO-BE-ANNOUNCED BASIS

     The Funds may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA/FNMA transactions. Securities purchased on a TBA basis normally settle 15 to 45 days after the trade date. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

     At June 30, 2003, USGS held TBA securities with a total cost amounting to $40,965,688.

     7.  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of each Fund were as follows:

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2003     DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES PORTFOLIO
Shares sold.................................................      1,811,278          9,502,251
Shares issued on reinvestment...............................             --          1,220,920
Shares reacquired...........................................     (1,583,893)        (2,325,219)
--------------------------------------------------------------------------------------------------
Net Increase................................................        227,385          8,397,952
--------------------------------------------------------------------------------------------------
SOCIAL AWARENESS STOCK PORTFOLIO
Shares sold.................................................        109,565            396,282
Shares issued on reinvestment...............................             --             34,690
Shares reacquired...........................................       (158,060)          (415,324)
--------------------------------------------------------------------------------------------------
Net Increase (Decrease).....................................        (48,495)            15,648
--------------------------------------------------------------------------------------------------
PIONEER FUND PORTFOLIO
Shares sold.................................................        180,153            190,341
Shares issued on reinvestment...............................             --            193,234
Shares reacquired...........................................       (216,376)          (815,007)
--------------------------------------------------------------------------------------------------
Net Decrease................................................        (36,223)          (431,432)
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

U.S. GOVERNMENT SECURITIES
PORTFOLIO                            2003(1)     2002(2)      2001(2)     2000(2)     1999(2)       1998
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $13.14      $12.44       $12.22     $11.30      $11.80       $11.65
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income............      0.29        0.63         0.69       0.74        0.68         0.49
  Net realized and unrealized gain
     (loss)........................      0.32        1.05         0.02       0.84       (1.18)        0.70
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations.......................      0.61        1.68         0.71       1.58       (0.50)        1.19
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:(3)
  Net investment income............        --       (0.89)       (0.49)     (0.66)      (0.00)*      (0.50)
  Net realized gains...............        --       (0.09)          --         --          --        (0.54)
----------------------------------------------------------------------------------------------------------
Total Distributions................        --       (0.98)       (0.49)     (0.66)      (0.00)*      (1.04)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....    $13.75      $13.14       $12.44     $12.22      $11.30       $11.80
----------------------------------------------------------------------------------------------------------
TOTAL RETURN.......................      4.64%++    13.63%        5.82%     14.53%      (4.23)%      10.20%
----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (000'S)..........................  $258,353    $243,871     $126,491    $90,970     $61,623      $66,454
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)......................      0.42%+      0.44%        0.45%      0.48%       0.48%        0.45%
  Net investment income............      4.28+       4.82         5.55       6.46        5.97         5.31
----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE............       103%        165%         327%       289%        164%         349%
----------------------------------------------------------------------------------------------------------

SOCIAL AWARENESS STOCK PORTFOLIO     2003(1)       2002       2001(2)     2000(2)     1999(2)       1998
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $17.97      $24.14       $28.76     $29.42      $25.92       $20.06
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income............      0.06        0.08         0.11       0.14        0.13         0.10
  Net realized and unrealized gain
     (loss)........................      2.13       (6.06)       (4.63)     (0.29)       3.93         6.30
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations.......................      2.19       (5.98)       (4.52)     (0.15)       4.06         6.40
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:(3)
  Net investment income............        --       (0.19)       (0.10)     (0.16)      (0.09)       (0.12)
  Net realized gains...............        --          --           --      (0.35)      (0.47)       (0.42)
----------------------------------------------------------------------------------------------------------
Total Distributions................        --       (0.19)       (0.10)     (0.51)      (0.56)       (0.54)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....    $20.16      $17.97       $24.14     $28.76      $29.42       $25.92
----------------------------------------------------------------------------------------------------------
TOTAL RETURN.......................     12.19%++   (24.81)%     (15.71)%    (0.49)%     15.84%       32.27%
----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (000'S)..........................   $68,925     $62,298      $83,344    $81,184     $68,239      $39,482
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)......................      0.78%+      0.78%        0.74%      0.75%       0.80%        0.84%
  Net investment income............      0.65+       0.40         0.45       0.48        0.69         0.63
----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE............        16%         37%          22%        33%         12%          14%
----------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Distributions from realized gains include both net realized short-term and long-term capital gains.

(4) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.

 *  Amount represents less than $0.01 per share.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

PIONEER FUND PORTFOLIO                  2003(1)    2002(2)     2001(2)    2000(2)     1999(2)       1998
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................    $8.94     $13.87      $19.22     $15.91      $17.18       $15.29
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income...............     0.11       0.32        0.37       0.43        0.41         0.37
  Net realized and unrealized gain
     (loss)...........................     0.59      (4.47)      (4.65)      3.36       (0.36)        2.33
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations...     0.70      (4.15)      (4.28)      3.79        0.05         2.70
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:(3)
  Net investment income...............       --      (0.78)      (0.30)     (0.45)      (0.40)       (0.42)
  Net realized gains..................       --         --       (0.77)     (0.03)      (0.92)       (0.39)
----------------------------------------------------------------------------------------------------------
Total Distributions...................       --      (0.78)      (1.07)     (0.48)      (1.32)       (0.81)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........    $9.64     $ 8.94      $13.87     $19.22      $15.91       $17.18
----------------------------------------------------------------------------------------------------------
TOTAL RETURN..........................     7.83%++  (30.21)%    (23.00)%    24.26%      (0.08)%      18.21%
----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S).....  $22,902    $21,561     $39,433    $48,456     $31,413      $32,909
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4).........................     1.05%+     0.90%       0.81%      0.84%       0.88%        0.80%
  Net investment income...............     2.40+      2.88        2.18       2.47        2.41         3.06
----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...............       92%        25%         20%        22%         10%          51%
----------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Distributions from realized gains include both net realized short-term and long-term capital gains.

(4) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 ADDITIONAL SHAREHOLDER INFORMATION (UNAUDITED)

     On April 22, 2003, a Special Meeting of shareholders of the Pioneer Fund Portfolio ("Fund"), formerly Utilities Portfolio, was held for the purpose of voting on the following two proposals:

     1. To approve or disapprove a new investment advisory agreement between Travelers Asset Management Company LLC ("TAMIC"), and The Travelers Series Trust on behalf of the Fund.

     2. To approve or disapprove a new investment sub-advisory agreement between TAMIC and Pioneer Investment Management Inc. on behalf of the Fund.

     The results of the vote on proposal 1 were as follows:

                                       % OF SHARES
             % OF SHARES     VOTES        VOTED        VOTES     % OF SHARES
VOTES FOR     VOTED FOR     AGAINST      AGAINST     ABSTAINED    ABSTAINED
----------   -----------   ---------   -----------   ---------   -----------
15,829,492      84.75%     1,721,056      9.21%      1,126,497      6.03%

     The results of the vote on proposal 2 were as follows:

                                       % OF SHARES
             % OF SHARES     VOTES        VOTED        VOTES     % OF SHARES
VOTES FOR     VOTED FOR     AGAINST      AGAINST     ABSTAINED    ABSTAINED
----------   -----------   ---------   -----------   ---------   -----------
15,468,127      82.82%     2,065,081      11.05%     1,143,837      6.12%

                         ------------------------------

SUBSEQUENT EVENT

     Effective July 30, 2003, for the U.S. Government Securities Portfolio, Gene Collins replaced Richard John as Portfolio Manager.

MANAGED ASSETS TRUST, HIGH YIELD BOND TRUST, CAPITAL APPRECIATION FUND, MONEY MARKET PORTFOLIO AND THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

TRUSTEES

R. Jay Gerken, CFA
 Chairman
Robert E. McGill
Frances M. Hawk, CFA, CPA
Lewis Mandell

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Kaprel Ozsolak
Controller

Ernest J. Wright
Secretary

Kathleen A. McGah
Assistant Secretary

INVESTMENT MANAGER
AND ADVISERS

Travelers Asset Management International
 Company LLC
Smith Barney Fund Management LLC
(Social Awareness Stock Portfolio)

ADMINISTRATOR

The Travelers Insurance Company

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

U.S. Government Securities Portfolio, Social Awareness Stock Portfolio and Pioneer Fund Portfolio are separate investment funds of The Travelers Series Trust, a Massachusetts business trust.

This report is prepared for the general information of contract owners and is not an offer of shares of Managed Assets Trust, High Yield Bond Trust, Capital Appreciation Fund, Money Market Portfolio, The Travelers Series Trust: U.S. Government Securities Portfolio, Social Awareness Stock Portfolio or Pioneer Fund Portfolio. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity and Variable Universal Life Insurance products offered by The Travelers Insurance Company or Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

Printed in U.S.A. VG-181 (Semi-Annual) (8-03)                            03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)      Not applicable.

         (b)      Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxl Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

MANAGED ASSETS TRUST


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Managed Assets Trust

Date: September 2, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Managed Assets Trust

Date: September 2, 2003

By:      /s/ Richard L. Peteka
         (Richard L. Peteka)
         Chief Financial Officer of
         Managed Assets Trust

Date: September 2, 2003